UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07917

Wilshire Variable Insurance Trust

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

(Address of principal executive offices) (Zip code)

David Lebisky

c/o PFPC Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 382-8667

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
COMMON STOCK — 99.4%
Consumer Discretionary — 11.3%
900	Aeropostale, Inc.†	$26,307
7,017	American Eagle Outfitters	307,555
3,087	American Greetings Corp., Class A	71,371
3,798	AnnTaylor Stores Corp.†	158,984
7,355	Apollo Group, Inc., Class A†	362,160
3,106	ArvinMeritor, Inc.	44,229
7,887	Autonation, Inc.†	164,838
44,882	Autozone, Inc.†	4,636,311
2,747	Barnes & Noble, Inc.	104,221
1,125	Belo Corp., Class A	17,786
3,452	Best Buy Co., Inc.	184,889
5,957	Big Lots, Inc.†	118,008
1,941	Black & Decker Corp.	154,018
1,327	Blyth, Inc.	32,286
1,063	Bob Evans Farms, Inc.	32,188
1,479	BorgWarner, Inc.	84,554
4,412	Brinker International, Inc.	176,877
3,314	Brunswick Corp.	103,364
5,133	Career Education Corp.†	115,493
300	CBRL Group, Inc.	12,129
184,367	CBS Corp., Class B	5,193,618
1,583	Charming Shoppes, Inc.†	22,605
4,039	Circuit City Stores, Inc.	101,419
5,236	Claire’s Stores, Inc.	152,682
4,549	Clear Channel Communications, Inc.	131,239
17,718	Comcast Corp., Class A†	652,908
4,541	Corinthian Colleges, Inc.†	49,088
7,004	Darden Restaurants, Inc.	297,460
500	DeVry, Inc.†	10,635
3,213	Dillard’s, Inc., Class A	105,162
5,616	Dollar Tree Stores, Inc.†	173,871
12,594	Eastman Kodak Co.	282,106
360	Entercom Communications Corp.	9,072
19,538	Federated Department Stores, Inc.	844,237
82,540	Ford Motor Co.	667,749
2,626	Furniture Brands International, Inc.	49,999
28,990	Gap, Inc. (The)	549,361
20,094	General Motors Corp.	668,326
3,732	Goodyear Tire & Rubber Co. (The)†	54,114
1,224	Hanesbrands, Inc.†	27,552
13,845	Harley-Davidson, Inc.	868,774
649	Harte-Hanks, Inc.	17,101
7,423	Hasbro, Inc.	168,873
33,600	Hilton Hotels Corp.	935,760
630	Home Depot, Inc.	22,850
6,233	International Game Technology	258,670
1,507	ITT Educational Services, Inc.†	99,914
12,231	J.C. Penney Co., Inc.	836,478
39,775	Johnson Controls, Inc.	2,853,459
5,996	Jones Apparel Group, Inc.	194,510
46,517	Kohl’s Corp.†	3,019,884
7,900	Las Vegas Sands Corp.†	539,965
1,200	Lear Corp.	24,840
3,080	Leggett & Platt, Inc.	77,092
9,217	Limited Brands, Inc.	244,158
3,253	Liz Claiborne, Inc.	128,526
21,300	Lowe’s Cos., Inc.	597,678
78,875	Magna International, Inc., Class A	5,760,241
17,018	Mattel, Inc.	335,255
84,252	McDonald’s Corp.	3,295,938
18,804	McGraw-Hill Cos., Inc. (The)	1,091,196
1,108	Michaels Stores, Inc.	48,242
854	Modine Manufacturing Co.	20,778
11,806	Newell Rubbermaid, Inc.	334,346
42,193	News Corp., Class A	829,093
2,414	Nike, Inc., Class B	211,515
5,712	Nordstrom, Inc.	241,618
15,114	Office Depot, Inc.†	600,026
3,714	OfficeMax, Inc.	151,308
8,999	Omnicom Group, Inc.	842,306
3,593	Payless Shoesource, Inc.†	89,466
4,561	RadioShack Corp.	88,027
1,175	Regis Corp.	42,124
3,665	Rent-A-Center, Inc.†	107,348
1,419	Ross Stores, Inc.	36,057
2,464	Saks, Inc.	42,578
1,373	Scholastic Corp.†	42,769
4,952	Sears Holdings Corp.†	782,862
5,914	Sherwin-Williams Co. (The)	329,883
3,035	Snap-On, Inc.	135,209
972	Sotheby’s	31,337
6,785	Starbucks Corp.†	231,029
13,248	Starwood Hotels & Resorts Worldwide, Inc.	757,653
44,100	Target Corp.	2,436,525
981	Thor Industries, Inc.	40,388
1,606	Timberland Co., Class A†	46,205
583	Time Warner, Inc.	10,628
148,523	TJX Cos., Inc.	4,163,100
2,414	Tupperware Brands Corp.	46,976
4,629	Univision Communications, Inc., Class A†	158,960
608	Valassis Communications, Inc.†	10,731
3,088	VF Corp.	225,270
50,465	Walt Disney Co. (The)	1,559,873
56,140	Whirlpool Corp.	4,721,935
2,473	Yum! Brands, Inc.	128,720

		57,866,818

Consumer Staples — 6.4%
19,223	Altria Group, Inc.	1,471,521
9,579	Anheuser-Busch Cos., Inc.	455,098
34,508	Archer-Daniels-Midland Co.	1,307,163
23,552	Avon Products, Inc.	722,104
8,745	Campbell Soup Co.	319,193
602	Church & Dwight Co, Inc.	23,544
5,723	Coca-Cola Co. (The)	255,704
9,325	Coca-Cola Enterprises, Inc.	194,240

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Consumer Staples (continued)
81	Colgate-Palmolive Co.	$5,030
17,680	ConAgra Foods, Inc.	432,806
1,976	Energizer Holdings, Inc.†	142,252
4,190	Estee Lauder Cos., Inc., Class A (The)	168,983
18,734	General Mills, Inc.	1,060,344
14,763	HJ Heinz Co.	619,013
1,630	Hormel Foods Corp.	58,647
738	J.M. Smucker Co. (The)	35,387
18,192	Kimberly-Clark Corp.	1,189,029
9,271	Kroger Co. (The)	214,531
3,409	McCormick & Co., Inc.	129,474
1,329	Molson Coors Brewing Co., Class B	91,568
7,048	Pepsi Bottling Group, Inc.	250,204
2,156	PepsiAmericas, Inc.	46,009
8,308	PepsiCo, Inc.	542,180
147,727	Procter & Gamble Co.	9,156,119
9,050	Reynolds American, Inc.	560,829
5,755	Safeway, Inc.	174,664
232,150	Sara Lee Corp.	3,730,651
1,409	Smithfield Foods, Inc.†	38,071
10,658	Supervalu, Inc.	316,010
666	Universal Corp.	24,329
7,029	UST, Inc.	385,400
13,300	Walgreen Co.	590,387
146,674	Wal-Mart Stores, Inc.	7,233,962
14,400	Whole Foods Market, Inc.	855,792

		32,800,238

Energy — 6.6%
16,322	Anadarko Petroleum Corp.	715,393
9,110	Baker Hughes, Inc.	621,302
40,850	BP PLC ADR	2,678,943
56,702	Chevron Corp.	3,677,692
7,530	ConocoPhillips	448,261
8,010	Devon Energy Corp.	505,832
121,169	Exxon Mobil Corp.	8,130,440
37,700	GlobalSantaFe Corp.	1,884,623
14	Grant Prideco, Inc.†	532
205,820	Halliburton Co.	5,855,579
448	Kinder Morgan, Inc.	46,973
15,791	Marathon Oil Corp.	1,214,328
40,800	Nabors Industries, Ltd.†	1,213,800
9,407	Noble Energy, Inc.	428,865
25,315	Occidental Petroleum Corp.	1,217,905
1,587	Overseas Shipholding Group	98,029
2,845	Pioneer Natural Resources Co.	111,296
1,998	Plains Exploration & Production Co.†	85,734
2,062	Pogo Producing Co.	84,439
24	Pride International, Inc.†	658
39,215	Schlumberger, Ltd.	2,432,506
4,655	Sunoco, Inc.	289,495
1,526	Tidewater, Inc.	67,434
5,613	Transocean, Inc.†	411,040
25,905	Valero Energy Corp.	1,333,330

		33,554,429

Financials — 27.0%
17,146	ACE, Ltd.	938,401
26,195	Aflac, Inc.	1,198,683
139,087	Allstate Corp. (The)	8,724,928
2,804	AMBAC Financial Group, Inc.	232,031
30,703	American Express Co.	1,721,824
2,464	American Financial Group, Inc.	115,636
78,145	American International Group, Inc.	5,177,888
6,730	AmeriCredit Corp.†	168,183
12,895	Ameriprise Financial, Inc.	604,775
29,821	AmSouth Bancorp	866,002
132,907	AON Corp.	4,501,560
1,711	Associated Banc-Corp.	55,607
52,362	Bank of America Corp.	2,805,032
1,270	Bank of Hawaii Corp.	61,163
26,570	Bank of New York Co., Inc. (The)	936,858
12,018	BB&T Corp.	526,148
15,397	Capital One Financial Corp.	1,211,128
54,408	Charles Schwab Corp. (The)	973,903
2,790	Chicago Mercantile Exchange Holdings, Inc.	1,334,317
20,863	Chubb Corp.	1,084,041
247,850	Citigroup, Inc.	12,310,709
966	City National Corp.	64,780
59,102	Comerica, Inc.	3,364,086
1,650	Compass Bancshares, Inc.	94,017
90	E*Trade Financial Corp.†	2,153
1,952	Edwards (A.G.), Inc.	104,003
1,341	Everest Re Group, Ltd.	130,788
155,497	Fannie Mae	8,693,837
3,226	Fidelity National Financial, Inc.	134,363
24,390	Fifth Third Bancorp	928,771
4,236	First American Corp.	179,352
5,162	First Horizon National Corp.	196,208
3,460	FirstMerit Corp.	80,168
44,565	Franklin Resources, Inc.	4,712,749
90,025	Freddie Mac	5,971,358
17,156	Genworth Financial, Inc., Class A	600,632
23,962	Goldman Sachs Group, Inc.	4,053,652
40	Hanover Insurance Group, Inc. (The)	1,785
9,765	Hartford Financial Services Group, Inc.	847,114
5,849	HCC Insurance Holdings, Inc.	192,315
1,896	Horace Mann Educators Corp.	36,460
3,061	Huntington Bancshares, Inc.	73,250
11,211	Janus Capital Group, Inc.	221,081
3,952	Jefferies Group, Inc.	112,632
194,650	JPMorgan Chase & Co.	9,140,764
7,344	KeyCorp	274,959
40,500	Legg Mason, Inc.	4,084,830
167	Lehman Brothers Holdings, Inc.	12,335
2,839	Leucadia National Corp.	74,297

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Financials (continued)
2,977	Lincoln National Corp.	$184,812
22,060	Loews Corp.	836,074
1,058	Mercury General Corp.	52,487
42,100	Merrill Lynch & Co., Inc.	3,293,062
120,970	Metlife, Inc.	6,856,580
1,540	MGIC Investment Corp.	92,354
48	Moody’s Corp.	3,138
65,650	Morgan Stanley	4,786,542
9,700	Nasdaq Stock Market, Inc. (The)†	293,328
24,663	National City Corp.	902,666
24,595	North Fork Bancorp, Inc.	704,401
25,873	Northern Trust Corp.	1,511,759
16,200	NYSE Group, Inc.†	1,210,950
12,114	Old Republic International Corp.	268,325
2,268	PMI Group, Inc. (The)	99,361
14,477	Principal Financial Group, Inc.	785,812
3,696	Protective Life Corp.	169,092
12,073	Prudential Financial, Inc.	920,566
4,312	Radian Group, Inc.	258,720
4,611	Raymond James Financial, Inc.	134,826
8,213	Regions Financial Corp.	302,156
6,255	Safeco Corp.	368,607
3,260	SEI Investments Co.	183,179
46	St. Paul Travelers Cos., Inc. (The)	2,157
2,374	Stancorp Financial Group, Inc.	105,952
5,954	State Street Corp.	371,530
444	SVB Financial Group†	19,820
13,892	T. Rowe Price Group, Inc.	664,732
76,092	Torchmark Corp.	4,802,166
62,900	UBS AG	3,730,599
582	Unitrin, Inc.	25,707
16,856	UnumProvident Corp.	326,838
8,932	W.R. Berkley Corp.	316,103
3,931	Wachovia Corp.	219,350
4,422	Waddell & Reed Financial, Inc., Class A	109,444
120,098	Washington Mutual, Inc.	5,220,660
20,278	Wells Fargo & Co.	733,658
805	Westamerica Bancorp	40,661
103,959	XL Capital, Ltd., Class A	7,141,983

		137,981,713

Health Care — 14.3%
34,074	Abbott Laboratories	1,654,633
29,660	Aetna, Inc.	1,173,053
42,800	Alcon, Inc.	4,900,600
97,605	AmerisourceBergen Corp.	4,411,746
13,280	Amgen, Inc.†	949,918
7,354	Applera Corp. - Applied Biosystems Group	243,491
1,088	Apria Healthcare Group, Inc.†	21,477
6,636	Becton Dickinson & Co.	468,966
61	Biogen Idec, Inc.†	2,725
263,850	Bristol-Myers Squibb Co.	6,575,142
18,432	Cardinal Health, Inc.	1,211,720
76,000	Caremark Rx, Inc.	4,306,920
8,385	Coventry Health Care, Inc.†	431,995
2,691	Dentsply International, Inc.	81,026
2,500	Fisher Scientific International, Inc.†	195,600
11,177	Forest Laboratories, Inc.†	565,668
68,300	Genentech, Inc.†	5,648,410
66,700	Gilead Sciences, Inc.†	4,582,290
3,504	HCA, Inc.	174,815
31	Health Net, Inc.†	1,349
8,607	Humana, Inc.†	568,837
29,897	Johnson & Johnson	1,941,511
12,833	King Pharmaceuticals, Inc.†	218,546
6,606	Laboratory Corp. of America Holdings†	433,155
1,822	Lincare Holdings, Inc.†	63,114
4,063	Manor Care, Inc.	212,414
15,974	McKesson Corp.	842,149
34,100	Medco Health Solutions, Inc.†	2,049,751
433	Medicis Pharmaceutical Corp., Class A	14,008
69,451	Merck & Co., Inc.	2,909,997
11,283	Mylan Laboratories, Inc.	227,127
315,818	Pfizer, Inc.	8,956,598
5,705	Quest Diagnostics, Inc.	348,918
1,848	STERIS Corp.	44,463
112,400	Teva Pharmaceutical Industries, Ltd. ADR	3,831,716
75,145	UnitedHealth Group, Inc.	3,697,134
1,230	Universal Health Services, Inc., Class B	73,714
401	Varian, Inc.†	18,394
3,707	Waters Corp.†	167,853
5,441	Watson Pharmaceuticals, Inc.†	142,391
117,082	WellPoint, Inc.†	9,021,168

		73,384,502

Industrials — 7.5%
4,795	AGCO Corp.†	121,553
77	Allied Waste Industries, Inc.†	868
1,437	American Standard Cos., Inc.	60,311
112,492	Boeing Co.	8,869,994
400	Brink’s Co. (The)	21,224
6,308	Burlington Northern Santa Fe Corp.	463,260
3,198	C.H. Robinson Worldwide, Inc.	142,567
656	Carlisle Cos., Inc.	55,170
10,168	Caterpillar, Inc.	669,054
3,614	Cooper Industries, Ltd., Class A	307,985
724	Corporate Executive Board Co.	65,095
1,504	Crane Co.	62,867
24,698	CSX Corp.	810,835
2,618	Cummins, Inc.	312,144
2,046	Danaher Corp.	140,499
2,053	Deere & Co.	172,267
1,318	Deluxe Corp.	22,538
1,696	Dun & Bradstreet Corp.†	127,183
3,438	Eaton Corp.	236,706

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Industrials (continued)
15,100	Emerson Electric Co.	$1,266,286
2,258	Equifax, Inc.	82,891
5,765	Expeditors International Washington, Inc.	257,004
1,023	Flowserve Corp.†	51,754
24	Fluor Corp.	1,845
5,167	General Dynamics Corp.	370,319
138,487	General Electric Co.	4,888,591
1,232	Graco, Inc.	48,122
1,730	Granite Construction, Inc.	92,295
8,582	Illinois Tool Works, Inc.	385,332
275	Jacobs Engineering Group, Inc.†	20,551
2,948	Joy Global, Inc.	110,874
1,796	Korn/Ferry International†	37,608
300	Lincoln Electric Holdings, Inc.	16,335
18,703	Lockheed Martin Corp.	1,609,580
2,322	Manpower, Inc.	142,269
21,116	Masco Corp.	579,001
515	MSC Industrial Direct Co., Class A	20,981
1,015	Nordson Corp.	40,458
3,710	Norfolk Southern Corp.	163,425
6,212	Northrop Grumman Corp.	422,851
2,491	Oshkosh Truck Corp.	125,721
3,202	Paccar, Inc.	182,578
4,835	Parker Hannifin Corp.	375,825
2,573	Quanta Services, Inc.†	43,381
23,525	Raytheon Co.	1,129,435
69	Republic Services, Inc.	2,774
1,484	Robert Half International, Inc.	50,411
18,542	Rockwell Collins, Inc.	1,016,843
1,666	Ryder System, Inc.	86,099
38,215	Southwest Airlines Co.	636,662
1,591	Swift Transportation Co., Inc.†	37,739
2,156	Teleflex, Inc.	119,960
6,600	Textron, Inc.	577,500
2,086	Thomas & Betts Corp.†	99,523
193,597	Tyco International, Ltd.	5,418,780
39,331	Union Pacific Corp.	3,461,128
2,774	United Parcel Service, Inc., Class B	199,562
1,806	United Rentals, Inc.†	41,990
14,060	United Technologies Corp.	890,701
18,686	Waste Management, Inc.	685,402
740	YRC Worldwide, Inc.†	27,410

		38,479,916

Information Technology — 19.6%
3,174	Acxiom Corp.	78,271
151,222	Advanced Micro Devices, Inc.†	3,757,867
96	Agilent Technologies, Inc.†	3,138
18,862	Altera Corp.†	346,684
6,673	Analog Devices, Inc.	196,119
114,675	Apple Computer, Inc.†	8,833,415
18,067	Applied Materials, Inc.	320,328
22,500	Atmel Corp.†	135,900
19,538	Automatic Data Processing, Inc.	924,929
17,538	Avaya, Inc.†	200,635
1,552	BISYS Group, Inc. (The)†	16,855
11,121	BMC Software, Inc.†	302,714
131,200	Broadcom Corp., Class A†	3,980,608
289,138	CA, Inc.	6,849,679
57	CDW Corp.	3,516
3,877	Ceridian Corp.†	86,690
1,165	CheckFree Corp.†	48,138
1,525	Ciena Corp.†	41,556
221,306	Cisco Systems, Inc.†	5,090,038
3,127	Citrix Systems, Inc.†	113,229
9,677	Computer Sciences Corp.†	475,334
20,020	Compuware Corp.†	155,956
4,743	Convergys Corp.†	97,943
139,800	Corning, Inc.†	3,412,518
989	Cree, Inc.†	19,889
2,566	CSG Systems International, Inc.†	67,819
92,999	Dell, Inc.†	2,124,097
925	Dycom Industries, Inc.†	19,887
22,662	Electronic Data Systems Corp.	555,672
3,388	Fair Isaac Corp.	123,899
19,745	First Data Corp.	829,290
16,079	Freescale Semiconductor, Inc., Class B†	611,163
19,885	Google, Inc., Class A†	7,991,781
156,553	Hewlett-Packard Co.	5,743,930
600	Imation Corp.	24,090
75,539	Intel Corp.	1,553,837
42,079	International Business Machines Corp.	3,447,953
1,276	Intersil Corp., Class A	31,326
18,082	Intuit, Inc.†	580,251
840	Jack Henry & Associates, Inc.	18,287
51,800	Juniper Networks, Inc.†	895,104
3,727	Lam Research Corp.†	168,945
5,467	Lexmark International, Inc., Class A†	315,227
8,692	LSI Logic Corp.†	71,448
2,849,150	Lucent Technologies, Inc.†	6,667,011
8,450	McAfee, Inc.†	206,687
4,066	McData Corp., Class A†	20,452
1,561	Mentor Graphics Corp.†	21,979
600	Micrel, Inc.†	5,754
37,734	Micron Technology, Inc.†	656,572
413,150	Microsoft Corp.	11,291,390
1,232	Molex, Inc.	48,011
2,869	MoneyGram International, Inc.	83,373
110,100	Motorola, Inc.	2,752,500
2,692	MPS Group, Inc.†	40,676
17,291	National Semiconductor Corp.	406,857
4,900	NCR Corp.†	193,452
67,967	Network Appliance, Inc.†	2,515,459
5,553	Novellus Systems, Inc.†	153,596
24,493	NVIDIA Corp.†	724,748
64,904	Oracle Corp.†	1,151,397
2,763	Palm, Inc.†	40,229

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Information Technology (continued)
2,258	Plexus Corp.†	$43,354
4,562	Polycom, Inc.†	111,906
3,030	QLogic Corp.†	57,267
136,000	QUALCOMM, Inc.	4,943,600
460	Reynolds & Reynolds Co. (The), Class A	18,175
3,405	Sabre Holdings Corp., Class A	79,643
15,786	Solectron Corp.†	51,462
3,716	Sybase, Inc.†	90,076
44,696	Symantec Corp.†	951,131
1,043	Symbol Technologies, Inc.	15,499
2,935	Tech Data Corp.†	107,216
765	Tektronix, Inc.	22,131
7,725	Tellabs, Inc.†	84,666
5,082	Teradyne, Inc.†	66,879
19,035	Texas Instruments, Inc.	632,914
1,000	Transaction Systems Architects, Inc.†	34,320
5,884	Unisys Corp.†	33,303
4,600	Utstarcom, Inc.†	40,802
12,917	VeriSign, Inc.†	260,923
1,000	Western Digital Corp.†	18,100
2,874	Xilinx, Inc.	63,084
189,300	Yahoo!, Inc.†	4,785,504

		100,158,053

Materials — 1.6%
545	Airgas, Inc.	19,713
2,034	Albemarle Corp.	110,507
2,156	Commercial Metals Co.	43,832
700	Cytec Industries, Inc.	38,913
2,497	Eastman Chemical Co.	134,888
9,958	Freeport-McMoRan Copper & Gold, Inc., Class B	530,363
5,992	Hercules, Inc.†	94,494
5,646	Louisiana-Pacific Corp.	105,975
10,972	Lyondell Chemical Co.	278,360
954	Martin Marietta Materials, Inc.	80,727
68,717	Monsanto Co.	3,230,386
3,927	Newmont Mining Corp.	167,879
16,406	Nucor Corp.	811,933
1,956	Olin Corp.	30,044
7,399	Pactiv Corp.†	210,280
10,686	Phelps Dodge Corp.	905,104
5,912	PPG Industries, Inc.	396,577
500	Reliance Steel & Aluminum Co.	16,070
2,464	Rohm & Haas Co.	116,670
2,361	Sensient Technologies Corp.	46,205
2,262	Steel Dynamics, Inc.	114,118
924	Temple-Inland, Inc.	37,052
6,401	United States Steel Corp.	369,210
1,745	Valspar Corp.	46,417
937	Vulcan Materials Co.	73,320
56	Weyerhaeuser Co.	3,446
2,564	Worthington Industries, Inc.	43,742

		8,056,225

Telecommunication Services — 2.4%
46,700	America Movil SA de CV ADR, Series L	1,838,579
146,800	BellSouth Corp.	6,275,700
6,124	CenturyTel, Inc.	242,939
6,000	Cincinnati Bell, Inc.†	28,920
17,151	Citizens Communications Co.	240,800
6,499	EMBARQ Corp.	314,357
82,654	Qwest Communications International, Inc.†	720,743
4,966	Sprint Nextel Corp.	85,167
70,380	Verizon Communications, Inc.	2,613,209

		12,360,414

Utilities — 2.7%
34,518	AES Corp. (The)†	703,822
2,183	Allegheny Energy, Inc.†	87,691
5,204	Alliant Energy Corp.	185,939
2,158	Constellation Energy Group, Inc.	127,754
19,825	Duke Energy Corp.	598,715
1,335	Dynegy, Inc., Class A†	7,396
5,566	Edison International	231,768
9,145	Entergy Corp.	715,413
2,641	Equitable Resources, Inc.	92,382
65	Exelon Corp.	3,935
16	FirstEnergy Corp.	894
7,804	FPL Group, Inc.	351,180
3,512	Great Plains Energy, Inc.	108,942
1,111	IDACORP, Inc.	42,007
2,950	KeySpan Corp.	121,363
2,834	National Fuel Gas Co.	103,016
1,989	Nicor, Inc.	85,050
3,981	OGE Energy Corp.	143,754
1,173	Peoples Energy Corp.	47,682
9,958	Pepco Holdings, Inc.	240,685
5,978	PG&E Corp.	248,984
903	Pinnacle West Capital Corp.	40,680
71	PPL Corp.	2,336

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Utilities (continued)
1,000	Puget Energy, Inc.	$22,730
1,055	SCANA Corp.	42,485
109,300	Sempra Energy	5,492,325
6,568	Southern Co. (The)	226,333
24,349	TXU Corp.	1,522,299
53,100	Wisconsin Energy Corp.	2,290,734
3,580	Xcel Energy, Inc.	73,927

		13,962,221

Total Investments — 99.4% (Cost $459,978,807)		508,604,529
Other Assets & Liabilities, Net — 0.6%		2,970,942

NET ASSETS — 100.0%		511,575,471

ADR - American Depository Receipt.

†	Non-income producing security.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 100.1%
6,260,553	Wilshire Variable Insurance Trust Equity Fund*	$154,886,070
7,933,277	Wilshire Variable Insurance Trust Income Fund*	101,149,287

Total Investments in Underlying Funds (Cost $219,507,196)		256,035,357
Other Assets & Liabilities, Net — (0.1)%		(344,705)

NET ASSETS — 100.0%		$255,690,652

*	Affiliated fund.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

	Maturity Date	Par	Value
ASSET BACKED SECURITIES — 9.3%
Amortizing Residential Collateral Trust
5.61%(a)	01/01/32	$59,687	$59,593
Bayview Financial Acquisition Trust
5.77%(a)	02/28/44	199,144	199,549
Capital Auto Receivables Asset Trust
5.03%	10/15/09	475,000	474,258
Chase Issuance Trust
3.22%	06/15/10	475,000	465,584
Chase Manhattan Auto Owner Trust
3.87%	06/15/09	550,000	543,124
Citibank Credit Card Issuance Trust
2.55%	01/20/09	525,000	520,680
4.85%	02/10/11	475,000	473,664
Conseco Finance Securitizations Corp.
8.50%	03/01/33	531,436	116,650
Countrywide Asset-Backed Certificates
5.62%(a)	06/25/35	127,634	127,704
Countrywide Home Equity Loan Trust
5.50%(a)	05/15/36	496,807	496,889
Daimler Chrysler Auto Trust
5.00%	05/08/10	475,000	474,298
Delta Funding Home Equity Loan Trust
7.04%	06/25/27	24,397	24,314
Ford Credit Auto Owner Trust
4.30%	08/15/09	475,000	470,036
5.05%	03/15/10	525,000	524,016
Green Tree Financial Corp.
9.15%	01/15/18	43,714	37,741
Green Tree Home Improvement Loan Trust
7.60%	07/15/20	14,407	14,339
Green Tree Recreational Equipment & Consumer Trust
7.25%	03/15/29	78,164	71,054
Lehman XS Trust
5.59%(a)	02/25/46	530,214	531,244
MBNA Credit Card Master Note Trust
2.65%	11/15/10	600,000	576,553
2.70%	09/15/09	525,000	517,979
3.30%	07/15/10	510,000	497,692
4.30%	02/15/11	500,000	493,382
4.90%	07/15/11	475,000	474,703
Morgan Stanley Mortgage Loan Trust
5.48%(a)	03/25/36	469,887	470,019
MSDWCC Heloc Trust
5.52%(a)	07/25/17	43,345	43,377
Nissan Auto Receivables Owner Trust
4.74%	09/15/09	500,000	497,365
SACO I, Inc.
5.46%(a)	06/25/36	512,508	512,509
5.50%(a)	03/25/36	455,850	455,895
5.61%(a)	09/25/35	286,953	287,004
Salomon Brothers Mortgage Securities VII
5.63%(a)	03/25/32	150,093	150,473
Small Business Administration
4.75%	08/10/14	285,004	277,242
USAA Auto Owner Trust
4.55%	02/16/10	500,000	496,344
Wachovia Auto Owner Trust
4.79%	04/20/10	450,000	447,891

Total Asset Backed Securities (Cost $11,865,793)			11,823,165

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.3%
Asset Securitization Corp.
6.75%	02/14/43	260,000	263,447
7.04%(a)	02/14/43	100,000	108,424
Banc of America Commercial Mortgage, Inc.
5.12%	07/11/43	520,000	518,136
Banc of America Mortgage Securities
3.44%(a)	02/25/34	148,794	150,018
Bank of America Alternative Loan Trust
5.00%	08/25/19	153,698	150,240
Bear Stearns Adjustable Rate Mortgage Trust
4.01%(a)	07/25/34	658,614	642,313
4.17%(a)	02/25/34	370,845	373,809
4.90%(a)	11/25/34	380,532	382,738
Bear Stearns Commercial Mortgage Securities
4.67%	06/11/41	90,000	85,982
4.83%	11/11/41	110,000	106,283
Capital Lease Funding Securitization LP
7.35%*	06/22/24	194,572	197,571
Chase Manhattan Bank-First Union National Bank
7.44%	08/15/31	400,000	421,597
Citigroup Mortgage Loan Trust, Inc.
3.92%(a)	09/25/34	311,557	311,048
4.30%(a)	02/25/34	431,632	433,066
Commercial Mortgage Pass Through Certificates
4.22%	03/10/39	375,000	362,591
Countrywide Alternative Loan Trust
5.50%	05/25/36	620,145	620,816
5.64%(a)	10/25/35	338,622	339,219
5.78%(a)	09/25/34	120,140	120,660
Countrywide Home Loan Mortgage Pass Through Trust
5.60%(a)	02/25/35	107,082	107,489
CS First Boston Mortgage Securities Corp.
6.30%	11/11/30	304,115	309,704
6.55%	01/17/35	634,166	640,675

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
Deutsche Mortgage and Asset Receiving Corp.
6.54%	06/15/31	$483,954	$488,986
DLJ Commercial Mortgage Corp.
7.18%	11/10/33	397,129	421,464
Fannie Mae Interest Strip
5.50%	11/35-01/36	1,221,650	302,535
Fannie Mae REMICS
5.00%	04/25/34	214,396	210,931
5.50%	06/18-01/35	1,431,840	1,432,105
6.00%	03/25/29	120,034	120,842
First Union National Bank Commercial Mortgage
7.39%	12/15/31	350,000	369,869
Freddie Mac REMICS
4.72%	06/15/18	164,631	164,943
5.00%	12/15/17	310,000	304,491
5.50%	06/15-10/33	1,349,009	1,353,211
GE Capital Commercial Mortgage Corp.
5.00%	12/10/37	425,000	420,881
6.27%	12/10/35	340,000	356,388
GMAC Commercial Mortgage Securities, Inc.
4.65%	04/10/40	575,000	562,878
5.46%(a)	05/10/40	425,000	430,945
6.47%	04/15/34	390,000	407,963
6.96%	09/15/35	440,000	467,135
7.18%	08/15/36	247,474	258,056
7.46%	08/16/33	266,981	284,542
GS Mortgage Securities Corp. II
6.14%	10/18/30	414,075	418,864
6.62%	10/18/30	335,371	341,119
Harborview Mortgage Loan Trust
5.55%(a)	05/19/35	351,566	352,336
5.64%(a)	11/19/35	325,256	325,559
Impac CMB Trust
5.60%(a)	05/25/35	337,361	337,625
6.02%(a)	10/25/33	93,425	93,467
Indymac Index Mortgage Loan Trust
5.10%(a)	09/25/35	116,924	113,490
5.27%(a)	03/25/35	506,714	504,874
5.53%(a)	06/25/47	574,151	573,240
JPMorgan Chase Commercial Mortgage Securities Corp.
5.47%(a)	01/12/43	100,000	99,990
5.86%	10/12/35	240,000	246,394
6.43%	04/15/35	300,000	314,615
LB-UBS Commercial Mortgage Trust
4.06%(a)	09/15/27	180,000	175,386
4.95%	09/15/30	500,000	486,875
5.15%(a)	06/15/29	360,000	360,709
7.37%	08/15/26	270,000	288,043
Luminent Mortgage Trust
5.52%(a)	05/25/46	552,287	551,516
Mastr Adjustable Rate Mortgages Trust
4.61%(a)	12/25/34	104,284	103,559
Merrill Lynch Mortgage Trust
5.84%(a)	05/12/39	170,000	174,852
Morgan Stanley Capital I
4.99%	08/13/42	240,000	234,119
Morgan Stanley Mortgage Loan Trust
4.08%(a)	08/25/34	581,737	577,586
5.22%(a)	07/25/35	363,234	363,912
Prime Mortgage Trust
8.00%	07/25/34	423,254	433,009
Residential Asset Securitization Trust
4.75%	02/25/19	1,104,862	1,067,573
Salomon Brothers Mortgage Securities VII
6.59%	12/18/33	300,000	313,435
7.46%	07/18/33	377,305	400,022
Structured Adjustable Rate Mortgage Loan Trust
4.98%(a)	11/25/34	286,245	288,352
5.22%(a)	01/25/35	258,492	257,642
Wachovia Bank Commercial Mortgage Trust
5.77%(a)	07/15/45	320,000	329,265
Washington Mutual MSC Mortgage Pass-Through Certificates
5.64%(a)	01/25/35	296,214	294,860
Washington Mutual, Inc.
4.84%(a)	10/25/35	597,258	589,367
5.56%(a)	04/25/45	345,870	346,739
Wells Fargo Mortgage Backed Securities Trust
3.54%(a)	09/25/34	470,000	455,328
5.24%(a)	04/25/36	178,236	176,909

Total Collateralized Mortgage Obligations (Cost $27,337,804)			26,994,622

CORPORATE BONDS — 17.5%
Consumer Discretionary — 1.6%
AMC Entertainment, Inc.
11.00%	02/01/16	10,000	10,900
Boyd Gaming Corp.
6.75%	04/15/14	10,000	9,775
7.13%	02/01/16	10,000	9,675
Caesars Entertainment, Inc.
8.13%	05/15/11	12,000	12,660
Clear Channel Communications, Inc.
4.25%	05/15/09	50,000	48,322
4.90%	05/15/15	10,000	8,834
5.50%	09/15/14	80,000	74,327
Comcast Cable Communications Holdings, Inc.
8.38%	03/15/13	120,000	136,882
Comcast Corp.
6.50%	01/15-11/35	325,000	338,516

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
Consumer Discretionary (continued)
7.05%	03/15/33	$25,000	$26,771
DaimlerChrysler NA Holding Corp.
4.88%	06/15/10	90,000	87,444
6.50%	11/15/13	50,000	51,273
7.30%	01/15/12	135,000	143,489
DI Finance/DynCorp International
9.50%	02/15/13	10,000	10,350
Eastman Kodak Co.
7.25%	11/15/13	35,000	34,177
Federated Department Stores, Inc.
6.79%	07/15/27	30,000	30,196
General Motors Corp.
8.25%	07/15/23	70,000	60,637
8.38%	07/05/33	30,000	33,743
Hertz Corp.
8.88%*	01/01/14	15,000	15,712
Inn of the Mountain Gods Resort & Casino
12.00%	11/15/10	10,000	10,475
J.C. Penney Corp., Inc.
7.40%	04/01/37	10,000	10,836
May Department Stores Co. (The)
7.88%	03/01/30	30,000	33,902
MGM Mirage
6.00%	10/01/09	45,000	44,438
6.75%	09/01/12	20,000	19,725
8.50%	09/15/10	50,000	53,188
Mohegan Tribal Gaming Authority
6.13%	02/15/13	10,000	9,775
8.00%	04/01/12	5,000	5,175
Oxford Industries, Inc.
8.88%	06/01/11	10,000	10,200
Premier Entertainment Biloxi LLC
10.75%(b)	02/01/12	10,000	10,175
Reader’s Digest Association, Inc. (The)
6.50%	03/01/11	10,000	9,500
Service Corp. International
8.00%*	06/15/17	10,000	9,575
Station Casinos, Inc.
6.00%	04/01/12	20,000	19,300
6.63%	03/15/18	10,000	9,025
Suburban Propane Partners LP
6.88%	12/15/13	30,000	28,950
Time Warner, Inc.
6.88%	05/01/12	400,000	422,956
7.70%	05/01/32	25,000	27,918
United Rentals North America, Inc.
6.50%	02/15/12	5,000	4,825
Viacom, Inc.
5.75%*	04/30/11	70,000	69,860
Visteon Corp.
8.25%	08/01/10	20,000	19,500

			1,972,981

Consumer Staples — 0.2%
Altria Group, Inc.
7.00%	11/04/13	5,000	5,452
7.20%	02/01/07	240,000	240,860

			246,312

Energy — 2.6%
Amerigas Partners LP
7.25%	05/20/15	10,000	9,962
Anadarko Petroleum Corp.
5.79%(a)	09/15/09	150,000	150,183
Apache Corp.
6.25%	04/15/12	80,000	83,448
Chesapeake Energy Corp.
6.25%	01/15/18	25,000	23,187
6.38%	06/15/15	10,000	9,550
6.88%	11/15/20	10,000	9,450
Colorado Interstate Gas Co.
6.80%	11/15/15	10,000	10,078
ConocoPhillips
4.75%	10/15/12	370,000	362,379
ConocoPhillips Holding Co.
6.95%	04/15/29	10,000	11,533
Devon Energy Corp.
7.95%	04/15/32	130,000	160,526
Devon Financing Corp. ULC
6.88%	09/30/11	90,000	95,778
El Paso Corp.
7.75%	01/15/32	40,000	41,000
7.80%	08/01/31	940,000	963,500
Enterprise Products Operating LP
4.00%	10/15/07	25,000	24,620
4.95%	06/01/10	75,000	73,362
Hess Corp.
7.30%	08/15/31	215,000	242,097
KCS Energy, Inc.
7.13%	04/01/12	5,000	4,800
Kerr-McGee Corp.
7.88%	09/15/31	170,000	205,509
Kinder Morgan Energy Partners LP
5.00%	12/15/13	25,000	23,744
6.30%	02/01/09	20,000	20,322
6.75%	03/15/11	20,000	20,838
7.13%	03/15/12	5,000	5,300
Northwest Pipeline Corp.
8.13%	03/01/10	30,000	31,200
Overseas Shipholding Group
7.50%	02/15/24	20,000	19,500
Peabody Energy Corp.
6.88%	03/15/13	28,000	27,580
Pemex Project Funding Master Trust
6.63%*	06/15/35	190,000	186,675
Plains Exploration & Production Co.
7.13%	06/15/14	20,000	20,900
Pogo Producing Co.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
Energy (continued)
6.88%	10/01/17	$20,000	$19,075
Pride International, Inc.
7.38%	07/15/14	20,000	20,600
Southern Natural Gas Co.
8.88%	03/15/10	20,000	20,973
Transcontinental Gas Pipe Line Corp.
8.88%	07/15/12	35,000	38,719
Vintage Petroleum, Inc.
8.25%	05/01/12	24,000	25,336
Williams Cos., Inc.
7.50%	01/15/31	173,000	170,838
7.63%	07/15/19	10,000	10,400
7.75%	06/15/31	80,000	80,000
XTO Energy, Inc.
6.25%	04/15/13	20,000	20,629
7.50%	04/15/12	36,000	39,251

			3,282,842

Financials — 9.0%
BAC Capital Trust XI
6.63%	05/23/36	35,000	36,924
Bank of America Corp.
4.25%	10/01/10	90,000	87,232
4.50%	08/01/10	135,000	132,092
5.38%	08/15/11	300,000	302,622
Berkshire Hathaway Finance Corp.
3.38%	10/15/08	150,000	144,894
4.13%	01/15/10	95,000	92,295
Boeing Capital Corp.
5.80%	01/15/13	85,000	87,730
CIT Group, Inc.
4.00%	05/08/08	5,000	4,906
Citigroup, Inc.
3.63%	02/09/09	1,005,000	972,629
4.13%	02/22/10	175,000	169,751
5.00%	09/15/14	265,000	258,183
Deutsche Bank AG
5.37%(a)	03/15/07	150,000	150,000
E*Trade Financial Corp.
7.38%	09/15/13	10,000	10,225
Ford Motor Credit Co.
6.63%	06/16/08	50,000	49,244
7.25%	10/25/11	55,000	51,869
7.38%	10/09- 02/11	1,000,000	971,085
10.64%(a)*	06/15/11	103,000	107,625
Forest City Enterprises, Inc.
6.50%	02/01/17	8,000	7,520
General Electric Capital Corp.
4.13%	09/01/09	285,000	277,998
5.00%	11/15/11	310,000	307,571
5.55%(a)	01/15/08	950,000	950,879
GMAC LLC
4.38%	12/10/07	170,000	165,967
5.13%	05/09/08	150,000	146,990
5.63%	05/15/09	190,000	185,282
5.85%	01/14/09	210,000	205,896
6.13%	08/28/07	160,000	159,772
6.31%	11/30/07	50,000	49,445
7.25%	03/02/11	165,000	165,943
7.75%	01/19/10	90,000	92,218
Goldman Sachs Group, Inc.
6.60%	01/15/12	290,000	306,005
Host Marriott LP
9.25%	10/01/07	4,000	4,125
HSBC Bank USA NA
3.87%	06/07/07	300,000	296,984
HSBC Finance Corp.
6.38%	11/27/12	40,000	41,964
6.40%	06/17/08	325,000	331,146
6.50%	11/15/08	213,000	218,346
JPMorgan Chase & Co.
3.63%	05/01/08	50,000	48,814
5.13%	09/15/14	45,000	44,126
5.15%	10/01/15	30,000	29,263
5.35%	03/01/07	100,000	99,965
5.75%	01/02/13	195,000	199,410
6.38%	02/15/08	100,000	101,375
Lehman Brothers Holdings, Inc.
6.63%	01/18/12	150,000	159,075
7.88%	08/15/10	55,000	59,931
Mizuho JGB Investment LLC
9.87%(a)*	12/31/49	210,000	224,919
Mizuho Preferred Capital Co. LLC
8.79%(a)*	12/31/49	360,000	379,220
Morgan Stanley
3.63%	04/01/08	40,000	39,074
5.05%	01/21/11	275,000	272,504
5.63%	01/09/12	360,000	364,664
6.75%	04/15/11	50,000	52,862
Rouse Co. (The)
3.63%	03/15/09	35,000	33,044
5.38%	11/26/13	125,000	115,552
SLM Corp.
5.44%(a)	04/01/09	220,000	211,310
SunTrust Banks, Inc.
3.63%	10/15/07	270,000	265,376
4.00%	10/15/08	65,000	63,523
U.S. Bancorp
3.13%	03/15/08	170,000	165,092
U.S. Bank NA
2.87%	02/01/07	250,000	247,815
UBS Preferred Funding Trust I
8.62%(a)	10/29/49	25,000	27,821
Unilever Capital Corp.
7.13%	11/01/10	55,000	58,755
Ventas Realty LP/Ventas Capital Corp.
6.75%	06/01/10	10,000	10,175

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
Financials (continued)
8.75%	05/01/09	$20,000	$21,275
9.00%	05/01/12	10,000	11,150
Wachovia Capital Trust III
5.80%(a)	12/29/49	80,000	80,217
Wells Fargo & Co.
4.20%	01/15/10	195,000	189,446
4.63%	08/09/10	55,000	54,138
4.88%	01/12/11	145,000	143,623
5.00%	11/15/14	75,000	73,207

			11,390,078

Health Care — 0.6%
AmerisourceBergen Corp.
5.88%	09/15/15	20,000	19,608
Bio-Rad Laboratories, Inc.
6.13%	12/15/14	20,000	18,900
7.50%	08/15/13	5,000	5,112
Bristol-Myers Squibb Co.
5.75%	10/01/11	20,000	20,373
DaVita, Inc.
7.25%	03/15/15	45,000	44,212
HCA, Inc.
5.50%	12/01/09	25,000	25,031
6.25%	02/15/13	10,000	8,350
6.30%	10/01/12	4,000	3,385
6.50%	02/15/16	115,000	92,000
7.25%	05/20/08	22,000	22,220
7.69%	06/15/25	30,000	23,419
Omnicare, Inc.
6.88%	12/15/15	39,000	37,879
Tenet Healthcare Corp.
6.38%	12/01/11	121,000	106,329
9.25%	02/01/15	171,000	164,587
9.88%	07/01/14	40,000	39,850
WellPoint, Inc.
5.95%	12/15/34	120,000	117,737

			748,992

Industrials — 0.9%
DRS Technologies, Inc.
6.63%	02/01/16	10,000	9,825
Horizon Lines LLC
9.00%	11/01/12	13,000	13,390
Kansas City Southern Railway Corp.
9.50%	10/01/08	23,000	23,920
L-3 Communications Corp.
6.38%	10/15/15	5,000	4,862
Lockheed Martin Corp.
6.15%*	09/01/36	35,000	35,432
Norfolk Southern Corp.
6.20%	04/15/09	90,000	91,943
7.25%	02/15/31	30,000	35,354
Northrop Grumman Corp.
4.08%	11/16/06	150,000	149,752
Terex Corp.
7.38%	01/15/14	15,000	15,075
United Technologies Corp.
8.88%	11/15/19	25,000	32,552
Waste Management, Inc.
6.88%	05/15/09	425,000	441,554
7.00%	10/15/06	125,000	125,052
7.38%	05/15/29	165,000	188,833

			1,167,544

Information Technology — 0.1%
Electronic Data Systems Corp.
7.13%	10/15/09	10,000	10,459
Sungard Data Systems, Inc.
9.13%	08/15/13	20,000	20,700
UGS Corp.
10.00%	06/01/12	20,000	21,600
Xerox Corp.
6.75%	02/01/17	10,000	10,150

			62,909

Materials — 0.2%
Georgia-Pacific Corp.
7.70%	06/15/15	13,000	12,935
International Steel Group, Inc.
6.50%	04/15/14	5,000	4,938
Lyondell Chemical Co.
8.00%	09/15/14	30,000	30,375
8.25%	09/15/16	30,000	30,450
MacDermid, Inc.
9.13%	07/15/11	10,000	10,425
Mosaic Global Holdings, Inc.
10.88%	08/01/13	30,000	33,450
Westlake Chemical Corp.
6.63%	01/15/16	12,000	11,400
Weyerhaeuser Co.
6.75%	03/15/12	175,000	182,898

			316,871

Telecommunication Services — 1.2%
AT&T, Inc.
5.10%	09/15/14	80,000	77,296
BellSouth Capital Funding Corp.
7.88%	02/15/30	160,000	182,312
BellSouth Corp.
4.75%	11/15/12	10,000	9,540
Cincinnati Bell, Inc.
7.00%	02/15/15	18,000	17,640
7.25%	07/15/13	35,000	35,788
Citizens Communications Co.
9.25%	05/15/11	10,000	11,025
COX Communications, Inc.
7.75%	11/01/10	15,000	16,188
CSC Holdings, Inc.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
Telecommunication Services (continued)
7.63%	04/01/11	$20,000	$20,525
7.88%	02/15/18	16,000	16,600
DirecTV Holdings LLC/DirecTV Financing Co.
8.38%	03/15/13	20,000	20,725
Echostar DBS Corp.
6.38%	10/01/11	5,000	4,869
7.13%*	02/01/16	50,000	48,312
Historic TW, Inc.
6.63%	05/15/29	165,000	164,965
Intelsat Corp.
9.00%*	06/15/16	5,000	5,150
Lamar Media Corp.
7.25%	01/01/13	25,000	25,156
New Cingular Wireless Services, Inc.
8.13%	05/01/12	85,000	95,674
News America, Inc.
6.20%	12/15/34	55,000	52,532
Nextel Communications, Inc.
5.95%	03/15/14	15,000	14,671
7.38%	08/01/15	20,000	20,635
Qwest Communications International, Inc.
8.91%(a)	02/15/09	40,000	40,750
Qwest Corp.
5.63%	11/15/08	30,000	29,775
7.88%	09/01/11	35,000	36,750
8.64%(a)	06/15/13	35,000	37,450
Sprint Capital Corp.
6.00%	01/15/07	70,000	70,075
8.38%	03/15/12	40,000	44,831
8.75%	03/15/32	35,000	42,682
Tele-Communications-TCI Group
7.88%	08/01/13	295,000	329,639
Verizon Global Funding Corp.
4.38%	06/01/13	35,000	32,822
Verizon New Jersey, Inc.
5.88%	01/17/12	15,000	15,152
Windstream Corp.
8.63%*	08/01/16	5,000	5,350

			1,524,879

Utilities — 1.1%
AES Corp. (The)
7.75%	03/01/14	16,000	16,640
8.88%	02/15/11	19,000	20,330
9.38%	09/15/10	97,000	104,760
9.50%	06/01/09	68,000	72,590
Cleveland Electric Illuminating Co. (The)
5.65%	12/15/13	40,000	39,989
Dominion Resources, Inc.
4.13%	02/15/08	30,000	29,522
4.75%	12/15/10	30,000	29,253
5.13%	12/15/09	80,000	79,478
5.70%	09/17/12	90,000	90,542
FirstEnergy Corp.
5.50%	11/15/06	25,000	24,999
6.45%	11/15/11	50,000	52,159
7.38%	11/15/31	235,000	271,694
Florida Power & Light Co.
4.95%	06/01/35	55,000	48,950
Midwest Generation LLC.
8.56%	01/02/16	70,958	75,393
8.75%	05/01/34	15,000	16,013
NRG Energy, Inc.
7.25%	02/01/14	30,000	29,775
7.38%	02/01/16	15,000	14,906
Orion Power Holdings, Inc.
12.00%	05/01/10	15,000	16,988
Pacific Gas & Electric Co.
6.05%	03/01/34	120,000	120,697
Reliant Energy, Inc.
6.75%	12/15/14	20,000	19,025
TXU Corp.
4.80%	11/15/09	25,000	24,367
5.55%	11/15/14	40,000	37,791
6.55%	11/15/34	160,000	150,700
TXU Electric Delivery Co.
6.38%	01/15/15	10,000	10,324
TXU Energy Co. LLC.
7.00%	03/15/13	50,000	52,494

			1,449,379

Total Corporate Bonds (Cost $22,053,015)			22,162,787

FOREIGN BONDS — 7.3%
Bermuda — 0.0%#
Intelsat Bermuda, Ltd.
9.25%*(c)	06/15/16	15,000	15,769
Intelsat, Ltd.
6.50%(c)	11/01/13	30,000	23,925

			39,694

Brazil — 0.2%
Brazilian Government International Bond
10.13%(c)	05/15/27	6,000	8,052
11.00%(c)	08/17/40	177,000	230,542

			238,594

Bulgaria — 0.1%
Bulgaria Government International Bond
8.25%(c)	01/15/15	45,000	52,929

Canada — 1.1%
Anadarko Finance Co.
6.75%(c)	05/01/11	200,000	210,145

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
Canada (continued)
Canadian Government Bond
4.00%(d)(e)	12/01/31	$130,000	$205,999
Canadian Treasury Bill
5.23%(c)(f)	12/15/06	80,000	79,037
ChevronTexaco Capital Co.
3.50%(c)	09/17/07	200,000	196,893
Compton Petroleum Finance Corp.
7.63%(c)	12/01/13	10,000	9,650
Conoco Funding Co.
6.35%(c)	10/15/11	70,000	73,619
7.25%(c)	10/15/31	35,000	41,762
EnCana Corp.
6.30%(c)	11/01/11	90,000	93,351
Hydro Quebec
6.30%(c)	05/11/11	60,000	62,819
Ispat Inland ULC
9.75%(c)	04/01/14	78,000	87,848
Province of Manitoba
6.38%(e)	09/01/15	165,000	105,908
Province of Ontario
6.25%(e)	06/16/15	140,000	89,146
Rogers Cable, Inc.
6.75%(c)	03/15/15	10,000	10,100
Rogers Wireless, Inc.
6.38%(c)	03/01/14	20,000	19,925
7.50%(c)	03/15/15	30,000	32,025
Shaw Communications, Inc.
7.20%(c)	12/15/11	24,000	24,600
Sun Media Corp.
7.63%(c)	02/15/13	10,000	10,100
TransCanada Corp.
5.85%(c)	03/15/36	40,000	39,743
Western Oil Sands, Inc.
8.38%(c)	05/01/12	37,000	39,682

			1,432,352

Cayman Islands — 0.5%
MUFG Capital Finance 1, Ltd.
6.35%(a)(c)	07/29/49	100,000	100,811
Petrobras International Finance Co.
6.13%(c)	10/06/16	90,000	89,826
Seagate Technology HDD Holdings
6.80%(c)	10/01/16	10,000	9,950
Systems 2001 Asset Trust LLC
6.66%*(c)	09/15/13	418,653	440,361

			640,948

Colombia — 0.1%
Columbia Government International Bond
7.38%(c)	09/18/37	100,000	101,250
11.75%(c)	02/25/20	19,000	26,600

			127,850

France — 0.5%
Compagnie Generale de Geophysique SA
7.50%*(c)	05/15/15	10,000	9,948
France Treasury Bill
2.93%(e)(f)	10/05/06	498,000	631,182

			641,130

Germany — 0.5%
Bundesrepublik Deutschland
3.75%(e)	01/04/15	240,000	306,007
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.25%(c)	09/15/10	250,000	244,138

			550,145

Ireland — 0.1%
Depfa ACS Bank
3.63%(c)	10/29/08	150,000	146,026

Israel — 0.3%
Israel Government AID Bond
5.50%(c)	04/24-09/33	400,000	417,328

Luxembourg — 0.9%
Telecom Italia Capital SA
4.95%(c)	09/30/14	40,000	36,738
5.25%(c)	11/13-10/15	45,000	42,407
6.00%(c)	09/30/34	95,000	84,935
7.20%(c)	07/18/36	50,000	51,390
Tyco International Group SA
6.00%(c)	11/15/13	220,000	227,663
6.13%(c)	11/01/08	40,000	40,584
6.38%(c)	10/15/11	50,000	52,415
6.75%(c)	02/15/11	10,000	10,561
6.88%(c)	01/15/29	110,000	122,456
7.00%(c)	06/15/28	418,000	475,484

			1,144,633

Marshall Islands — 0.0%#
OMI Corp.
7.63%(c)	12/01/13	10,000	10,100
Teekay Shipping Corp.
8.88%(c)	07/15/11	19,000	20,045

			30,145

Mexico — 0.6%
Mexico Government International Bond
7.50%(c)	04/08/33	110,000	126,885
8.00%(c)	09/24/22	25,000	29,937
8.30%(c)	08/15/31	50,000	62,350
11.50%(c)	05/15/26	360,000	570,060

			789,232

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%(c)	03/23/16	$75,000	$73,378
8.25%(c)	06/15/30	40,000	48,868
Royal KPN NV
8.00%(c)	10/01/10	30,000	32,411

			154,657

Norway — 0.2%
Eksportfinans A/S
3.38%(c)	01/15/08	240,000	234,674

Panama — 0.1%
Panama Government International Bond
7.13%(c)	01/29/26	81,000	84,848

Russia — 0.6%
Russia Government International Bond (STEP)
5.00%(a)(c)	03/31/30	655,000	731,045

Spain — 0.1%
Telefonica Emisiones SAU
6.42%(c)	06/20/16	75,000	77,162
7.05%(c)	06/20/36	75,000	79,150

			156,312

Sweden — 1.1%
Svensk Exportkredit AB
2.88%(c)	01/26/07	100,000	99,273
4.88%(c)	09/29/11	1,300,000	1,292,954

			1,392,227

United Kingdom — 0.2%
British Telecommunications PLC
8.38%(c)	12/15/10	140,000	156,890
Vodafone Group PLC
5.00%(c)	09/15/15	15,000	14,148
7.75%(c)	02/15/10	80,000	85,784

			256,822

Total Foreign Bonds (Cost $8,755,676)			9,261,591

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 33.0%
Federal Home Loan Bank — 0.0%#
5.93%	04/09/08	100,000	101,322

Federal Home Loan Mortgage Corp. — 8.3%
4.00%	03/01/10	103,252	100,655
4.50%	05/18-01/20	442,745	427,683
5.00%	07/20-08/35	6,216,927	5,638,650
5.03%	08/01/34	343,035	341,620
5.50%	08/01/21	1,286,699	1,285,937
5.63%	03/11-11/35	390,000	391,423
5.75%	06/27/16	310,000	323,054
6.01%	10/01/36	525,000	530,250
6.88%	09/15/10	210,000	224,716
5.50%	05/15/29	1,247,402	1,246,061

			10,510,049

Federal National Mortgage Assoc. — 21.1%
3.13%	03/16/09	225,000	215,692
4.50%	07/35-10/35	579,330	541,320
4.63%	05/01/13	150,000	145,435
5.00%	09/20-10/36	7,620,202	7,327,220
5.25%	08/01/12	145,000	145,758
5.50%	01/17-06/36	12,212,868	12,103,660
6.00%	06/18-10/36	4,386,887	4,418,664
6.11%	08/01/36	424,992	428,065
6.50%	07/29-08/36	482,016	493,091
7.00%	08/19-10/32	250,883	258,541
7.13%	06/15/10	200,000	214,882
7.25%	01/15/10	200,000	214,060
7.50%	04/01/30	165,325	171,179
8.00%	08/14-10/14	16,424	17,374
8.50%	09/14-03/30	56,807	60,999
8.75%	02/01/10	13,034	13,104

			26,769,044

Government National Mortgage Assoc. — 3.6%
3.75%(a)	05/20/34	318,045	311,222
5.50%	04/33-10/35	1,687,408	1,676,268
6.00%	02/14-10/35	2,184,009	2,211,204
6.50%	12/12-01/34	240,760	246,559
7.50%	10/29-06/30	56,621	58,956
8.00%	05/20/22	9,653	10,186
9.50%	08/15/17	510	554
11.50%	03/15/10	841	912
12.00%	03/14-07/15	4,057	4,525

			4,520,386

Total U.S. Government & Agency Obligations (Cost $41,823,250)			41,900,801

U.S. TREASURY OBLIGATIONS — 21.3%
United States Treasury Notes & Bonds
1.88%(d)	07/15/15	380,000	384,876
2.00%(d)	01/14-01/26	850,000	878,772
2.38%(d)	04/15/11	320,000	328,365
2.50%(d)	07/15/16	315,000	323,700
3.38%(d)	01/15/12	140,000	168,852
3.50%(d)	01/15/11	800,000	979,557
3.63%(d)	06/07-04/28	3,560,000	3,700,256
3.88%(d)	07/07-04/29	4,380,000	4,572,371
4.50%	02/15/36	1,575,000	1,509,170
4.63%	08/31/11	1,090,000	1,091,192
4.88%	07/11-08/16	1,560,000	1,587,229
5.00%	07/31/08	3,200,000	3,215,002
5.13%	05/15/16	1,790,000	1,856,846
5.65%(g)	11/21-11/27	2,290,000	934,202
6.13%	11/15/27	445,000	520,476
6.25%	08/15/23	745,000	864,957

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

	Maturity Date	Par	Value
6.75%	08/15/26	$725,000	$900,019
8.13%	08/15/19	475,000	626,406
8.50%	02/15/20	490,000	667,740
8.75%	08/15/20	1,330,000	1,856,078

Total U.S. Treasury Obligations (Cost $ 26,580,908)			26,966,066

MONEY MARKET FUND — 0.1%
TCW Galileo Money Market Fund 4.92%
(Cost $261,001)		261,001	261,001

Shares
PREFERRED STOCK — 0.2%
460	Fresenius Medical Capital Trust II 7.88%	46,920
8,250	General Motors Convertible Series B 5.25%	165,991

Total Preferred Stock (Cost $201,342)		212,911

Total Investments — 110.0% (Cost $138,878,789)		139,582,944
Other Assets & Liabilities, Net — (10.0)%		(12,746,712)

NET ASSETS — 100.0%		$126,836,232

REMIC Real Estate Mortgage Investment Conduit

STEP Step Coupon Bond

(a)	Variable rate security. The interest rate represents the rate at September 30, 2006.

(b)	Security in default with regards to scheduled interest or principal payments.

(c)	Foreign security denominated in U.S. Dollars.

(d)	Inflation protection security. Principal amount periodically adjusted for inflation.

(e)	Investment in non-U.S. Dollars. Par amount reflects principal in local currency.

(f)	Represents annualized yield at date of purchase.

(g)	Zero coupon bond. The interest rate represents the yield at time of purchase.

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At September 30, 2006, these securities amounted to $1,751,481 or 1.38% of net assets.

#	Amount represents less than 0.1% of net assets.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SHORT-TERM INVESTMENT FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

	Maturity Date	Par	Value
COMMERCIAL PAPER — 2.4%
Financials — 2.4%
Dexia
5.30%(a)
(Cost $99,854)	10/10/06	$100,000	$99,854

CORPORATE BONDS — 9.2%
Consumer Discretionary — 1.5%
Diageo Finance BV
3.00%	12/15/06	50,000	49,764
Gillette Co. (The)
4.12%	08/30/07	10,000	9,862

			59,626

Financials — 3.9%
Bank of America Corp.
4.75%	10/15/06	50,000	49,989
U.S. Bank NA
2.85%	11/15/06	50,000	49,854
Wachovia Corp.
4.95%	11/01/06	58,000	57,970

			157,813

Information Technology — 2.6%
International Business Machines Corp.
2.38%	11/01/06	110,000	109,757
Telecommunication Services — 1.2%
BellSouth Corp.
5.00%	10/15/06	50,000	49,992

Total Corporate Bonds (Cost $377,175)			377,188

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 31.9%
Federal Home Loan Bank — 7.3%
2.88%	02/15/07	100,000	99,114
5.00%(STEP)	11/16/06	100,000	99,959
5.22%(a)	10/06/06	100,000	99,914

			298,987

Federal Home Loan Mortgage Corp. — 11.6%
2.75%	10/15/06	100,000	99,906
5.23%(a)	10/27/06	28,000	27,896
5.26%(a)	11/01/06	144,000	143,365
6.52%	01/03/07	150,000	150,426
6.80%	03/19/07	50,000	50,335

			471,928

Federal National Mortgage Assoc. — 13.0%
3.10%	04/27/07	100,000	98,784
3.11%	10/27/06	100,000	99,844
3.38%	05/11/07	135,000	133,475
5.19%(a)	10/16/06	87,000	86,801
5.22%(a)	10/02/06	32,000	31,991
5.22%(a)	10/27/06	11,000	10,959
5.29%(a)	10/25/06	72,000	71,752

			533,606

Total U.S. Government & Agency Obligations (Cost $1,304,245)			1,304,521

REPURCHASE AGREEMENT — 19.8%
Agreement with Merrill Lynch, 5.27% dated 09/29/2006 to be repurchased at $810,356, collateralized by $1,740,000 Resolution Funding Strip, 0.00%, due through 7/15/2015 (market value $826,200) (Cost $810,000)	10/02/06	810,000	810,000
Total Investments — 63.3% (Cost $2,591,274)			2,591,563
Other Assets & Liabilities, Net — 36.7%			1,501,098

NET ASSETS — 100.0%			$4,092,661

STEP Step coupon bond

(a)	Represents annualized yield at date of purchase.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
COMMON STOCK — 99.1%

Consumer Discretionary — 15.7%
700	1-800-FLOWERS.COM, Inc., Class A†	$3,682
13,670	A.C. Moore Arts & Crafts, Inc.†	260,140
1,430	Aaron Rents, Inc.	32,861
1,041	Advo, Inc.	29,127
11,380	Aeropostale, Inc.†	332,637
680	Ambassadors Group, Inc.	19,230
170	America’s Car-Mart, Inc.†	2,796
15,033	Amerigon, Inc.†	129,284
220	Ameristar Casinos, Inc.	4,776
1,980	Applebees International, Inc.	42,590
760	Arbitron, Inc.	28,128
750	Audible, Inc.†	5,445
310	Aztar Corp.†	16,433
1,430	Bally Technologies, Inc.†	25,168
230	Bally Total Fitness Holding Corp.†	347
770	Bebe Stores, Inc.	19,081
590	Big 5 Sporting Goods Corp.	13,452
450	BJ’s Restaurants, Inc.†	9,904
430	Blue Nile, Inc.†	15,630
855	Bright Horizons Family Solutions, Inc.†	35,679
151	Brookfield Homes Corp.	4,252
244	Brown Shoe Co., Inc.	8,745
280	Buckle, Inc. (The)	10,623
238	Buffalo Wild Wings, Inc.†	9,104
480	Build-A-Bear Workshop, Inc.†	10,930
60	Cabela’s, Inc., Class A†	1,304
380	Cache, Inc.†	6,798
645	California Pizza Kitchen, Inc.†	19,305
1,590	Carter’s, Inc.†	41,960
950	Casual Male Retail Group, Inc.†	13,044
860	Catalina Marketing Corp.	23,650
1,000	Cato Corp. (The), Class A	21,910
80	Cavco Industries, Inc.†	2,521
620	CEC Entertainment, Inc.†	19,536
610	Century Casinos, Inc.†	6,063
2,438	Champion Enterprises, Inc.†	16,822
11,750	Charlotte Russe Holding, Inc.†	323,595
1,970	Charming Shoppes, Inc.†	28,132
190	Cherokee, Inc.	6,956
4,545	Childrens Place Retail Stores, Inc. (The)†	291,016
260	Chipotle Mexican Grill, Inc., Class A†	12,914
19,090	Christopher & Banks Corp.	562,773
6,810	Citi Trends, Inc.†	235,013
2,200	CKE Restaurants, Inc.	36,784
1,620	CKX, Inc.†	20,169
430	Coinmach Service Corp., Class A	4,270
210	Conn’s, Inc.†	4,383
2,760	Corinthian Colleges, Inc.†	29,836
1,070	Cosi, Inc.†	5,735
60	Courier Corp.	2,228
320	CROCS, Inc.†	10,864
260	Crown Media Holdings, Inc., Class A†	1,167
730	CSK Auto Corp.†	10,293
250	Cumulus Media, Inc., Class A†	2,390
160	DEB Shops, Inc.	4,102
200	Deckers Outdoor Corp.†	9,464
340	dELiA*s, Inc.†	2,618
2,955	Denny’s Corp.†	10,077
9,688	DeVry, Inc.†	206,064
8,900	Dick’s Sporting Goods, Inc.†	405,128
300	Directed Electronics, Inc.†	4,530
470	Dover Downs Gaming & Entertainment, Inc.	5,710
1,500	Dress Barn, Inc.†	32,730
610	Drew Industries, Inc.†	15,409
2,560	Drugstore.com, Inc.†	8,832
528	DSW, Inc., Class A†	16,632
60	DXP Enterprises, Inc.†	1,403
340	Emmis Communications Corp., Class A†	4,165
1,132	Entravision Communications Corp., Class A†	8,422
220	Ethan Allen Interiors, Inc.	7,625
2,035	Fleetwood Enterprises, Inc.†	13,696
600	Fossil, Inc.†	12,924
360	Fuel Systems Solutions, Inc.†	4,579
520	Gaiam, Inc., Class A†	6,713
8,006	Gemstar-TV Guide International, Inc.†	26,580
100	Genesco, Inc.†	3,447
330	GenTek, Inc.†	9,111
1,230	GSI Commerce, Inc.†	18,253
685	Guess?, Inc.†	33,243
960	Guitar Center, Inc.†	42,893
1,090	Gymboree Corp.†	45,976
510	Harris Interactive, Inc.†	3,111
15,830	Hibbett Sporting Goods, Inc.†	414,429
1,400	Home Solutions of America, Inc.†	7,672
1,390	Hot Topic, Inc.†	15,485
447	Hovnanian Enterprises, Inc., Class A†	13,115
1,090	Iconix Brand Group, Inc.†	17,549
153	Ihop Corp.	7,092
1,510	Interface, Inc., Class A†	19,449
1,000	INVESTools, Inc.†	10,630
370	iRobot Corp.†	7,422
510	Isle of Capri Casinos, Inc.†	10,741
9,300	ITT Educational Services, Inc.†	616,590
300	J Crew Group, Inc.†	9,021
1,150	Jackson Hewitt Tax Service, Inc.	34,512
590	Jos. A. Bank Clothiers, Inc.†	17,676
525	Keystone Automotive Industries, Inc.†	19,960
310	Kimball International, Inc., Class B	5,983
780	Krispy Kreme Doughnuts, Inc.†	6,318
443	K-Swiss, Inc., Class A	13,317
110	Leapfrog Enterprises, Inc.†	872
995	Life Time Fitness, Inc.†	46,059
300	Lifetime Brands, Inc.	5,556

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
150	Lincoln Educational Services Corp.†	$2,454
540	Live Nation, Inc.†	11,027
1,460	LKQ Corp.†	32,076
540	Lodgenet Entertainment Corp.†	10,195
50	Lodgian, Inc.†	664
50	M/I Homes, Inc.	1,768
390	Maidenform Brands, Inc.†	7,527
220	Marine Products Corp.	2,138
40	MarineMax, Inc.†	1,018
820	Martha Stewart Living Omnimedia, Class A	14,563
1,190	Marvel Entertainment, Inc.†	28,727
690	Matthews International Corp., Class A	25,399
340	McCormick & Schmick’s Seafood
	Restaurants, Inc.†	7,647
927	Mediacom Communications Corp., Class A†	6,600
1,560	Men’s Wearhouse, Inc. (The)	58,048
510	Midas, Inc.†	10,547
340	Monarch Casino & Resort, Inc.†	6,593
390	Monro Muffler, Inc.	13,264
580	Morgans Hotel Group Co.†	7,250
460	Morningstar, Inc.†	16,974
100	Morton’s Restaurant Group, Inc.†	1,541
180	MTR Gaming Group, Inc.†	1,690
760	Nautilus, Inc.	10,450
1,470	Netflix, Inc.†	33,487
690	New York & Co., Inc.†	9,025
260	Noble International, Ltd.	3,253
270	Oakley, Inc.	4,604
390	Overstock.com, Inc.†	6,837
35	Oxford Industries, Inc.	1,502
870	P.F. Chang’s China Bistro, Inc.†	30,198
2,330	Pacific Sunwear of California, Inc.†	35,136
90	Palm Harbor Homes, Inc.†	1,346
510	Papa John’s International, Inc.†	18,416
270	Payless Shoesource, Inc.†	6,723
1,900	PETCO Animal Supplies, Inc.†	54,416
560	PetMed Express, Inc.†	5,846
900	Phillips-Van Heusen	37,593
25,370	Pinnacle Entertainment, Inc.†	713,404
30	Playboy Enterprises, Inc., Class B†	282
1,090	Polaris Industries, Inc.	44,854
331	Pre-Paid Legal Services, Inc.	13,131
830	Priceline.com, Inc.†	30,536
770	Private Media Group, Ltd.†	3,111
1,060	Progressive Gaming International Corp.†	8,692
770	Quiksilver, Inc.†	9,356
944	Rare Hospitality International, Inc.†	28,849
610	Raser Technologies, Inc.†	3,392
40	RC2 Corp.†	1,341
1,550	Reader’s Digest Association, Inc. (The)	20,088
543	Red Robin Gourmet Burgers, Inc.†	25,038
915	Restoration Hardware, Inc.†	7,933
650	Retail Ventures, Inc.†	10,016
190	Riviera Holdings Corp.†	3,882
1,770	Ruby Tuesday, Inc.	49,896
570	Ruth’s Chris Steak House, Inc.†	10,727
20	Salem Communications Corp., Class A	226
260	Sauer-Danfoss, Inc.	6,235
260	Sealy Corp.	3,396
1,710	Select Comfort Corp.†	37,415
1,140	Shuffle Master, Inc.†	30,791
1,430	Sinclair Broadcast Group, Inc., Class A	11,226
330	Skechers U.S.A., Inc., Class A†	7,758
900	Smith & Wesson Holding Corp.†	12,492
2,760	Sonic Corp.†	62,404
2,080	Sotheby’s	67,059
130	Source Interlink Cos., Inc.†	1,235
570	Spanish Broadcasting System, Class A†	2,491
610	Stamps.com, Inc.†	11,627
460	Stein Mart, Inc.	6,997
680	Steven Madden, Ltd.	26,683
3,564	Strayer Education, Inc.	385,660
1,079	Sun-Times Media Group, Inc., Class A	7,100
13,026	Tefron, Ltd.	149,799
1,590	Tempur-Pedic International, Inc.†	27,300
270	Tenneco, Inc.†	6,315
1,650	Texas Roadhouse, Inc., Class A†	20,262
850	Timberland Co., Class A†	24,454
2,450	Tivo, Inc.†	18,596
50	Town Sports International Holdings, Inc.†	656
1,960	Triarc Cos., Inc., Class B	29,635
430	True Religion Apparel, Inc.†	9,077
680	Tuesday Morning Corp.	9,438
900	Tupperware Brands Corp.	17,514
1,100	Tween Brands, Inc.†	41,360
680	Under Armour, Inc., Class A†	27,214
380	Universal Electronics, Inc.†	7,220
750	Universal Technical Institute, Inc.†	13,418
870	Vail Resorts, Inc.†	34,817
910	Valassis Communications, Inc.†	16,062
50	Value Line, Inc.	2,330
890	Valuevision Media, Inc., Class A†	10,315
430	Volcom, Inc.†	9,692
650	Warnaco Group, Inc. (The)†	12,571
2,160	Wet Seal, Inc. (The), Class A†	13,262
970	Winnebago Industries	30,439
880	WMS Industries, Inc.†	25,705
900	Wolverine World Wide, Inc.	25,479
650	World Wrestling Entertainment, Inc.	10,680
280	Xerium Technologies, Inc.	3,102
930	Yankee Candle Co., Inc	27,221
3,470	Zumiez, Inc.†	93,690

		8,003,848

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Consumer Staples — 1.3%
130	Alico, Inc.	$7,606
1,409	American Oriental Bioengineering, Inc.†	8,567
458	Andersons, Inc. (The)	15,641
50	Arden Group, Inc., Class A	5,820
300	Bare Essentials, Inc.†	8,145
210	Boston Beer Co., Inc., Class A†	6,898
140	Casey’s General Stores, Inc.	3,118
19,050	Castle Brands, Inc.†	139,065
860	Central European Distribution Corp.†	20,133
60	Central Garden & Pet Co.†	2,896
380	Chattem, Inc.†	13,346
155	Coca Cola Bottling Co. Consolidated	9,607
2,590	Darling International, Inc.†	10,852
855	Delta & Pine Land Co.	34,627
380	Diamond Foods, Inc.	5,438
930	Flowers Foods, Inc.	24,998
160	Green Mountain Coffee Roasters, Inc.†	5,888
100	Inter Parfums, Inc.	1,904
220	J&J Snack Foods Corp.	6,842
770	Jones Soda Co.†	6,891
590	Lancaster Colony Corp.	26,408
390	Lance, Inc.	8,588
915	Longs Drug Stores Corp.	42,099
530	Mannatech, Inc.	9,392
60	Maui Land & Pineapple Co., Inc.†	1,780
370	Medifast, Inc.†	3,212
310	MGP Ingredients, Inc.	6,594
260	National Beverage Corp.	3,097
200	NBTY, Inc.†	5,854
1,140	Nu Skin Enterprises, Inc., Class A	19,973
685	Pantry, Inc. (The)†	38,613
340	Parlux Fragrances, Inc.†	1,731
120	Pathmark Stores, Inc.†	1,194
449	Peet’s Coffee & Tea, Inc.†	11,229
1,270	Playtex Products, Inc.†	17,018
80	Ralcorp Holdings, Inc.†	3,858
470	Reddy Ice Holdings, Inc.	11,374
110	Tiens Biotech Group USA, Inc.†	319
1,040	Tootsie Roll Industries, Inc.	30,482
1,380	United Natural Foods, Inc.†	42,766
310	USANA Health Sciences, Inc.†	13,823
790	Vector Group, Ltd.	12,814
270	WD-40 Co.	9,631
890	Wild Oats Markets, Inc.†	14,391

		674,522

Energy — 6.6%
570	Allis-Chalmers Energy, Inc.†	8,345
240	Alon USA Energy, Inc.	7,078
1,640	Alpha Natural Resources, Inc.†	25,846
383	Arena Resources, Inc.†	12,302
570	Atlas America, Inc.†	24,328
5,865	ATP Oil & Gas Corp.†	216,653
885	Atwood Oceanics, Inc.†	39,798
2,123	Aurora Oil & Gas Corp.†	6,496
800	Aventine Renewable Energy Holdings, Inc.†	17,112
410	Basic Energy Services, Inc.†	10,004
7,850	Berry Petroleum Co., Class A	221,056
410	Bill Barret Corp.†	10,070
510	Bois ‘d Arc Energy, Inc.†	7,803
370	Bronco Drilling Co., Inc.†	6,505
4,300	Cabot Oil & Gas Corp.	206,099
340	Callon Petroleum Co.†	4,610
660	CARBO Ceramics, Inc.	23,780
730	Carrizo Oil & Gas, Inc.†	18,827
170	Clayton Williams Energy, Inc.†	5,151
850	Complete Production Services, Inc.†	16,779
970	Comstock Resources, Inc.†	26,336
350	Crosstex Energy, Inc.	31,350
130	Dawson Geophysical Co.†	3,861
330	Delek US Holdings, Inc.†	6,105
1,580	Delta Petroleum Corp.†	35,582
16,300	Dresser-Rand Group, Inc.†	332,520
365	Dril-Quip, Inc.†	24,703
920	Energy Partners, Ltd.†	22,678
2,270	Evergreen Energy, Inc.†	23,858
900	Exploration Co. of Delaware, Inc. (The)†	8,613
2,350	Gasco Energy, Inc.†	6,345
922	GeoGlobal Resources, Inc.†	5,403
250	GeoMet, Inc.†	2,350
150	Giant Industries, Inc.†	12,180
260	GMX Resources, Inc.†	8,161
410	Goodrich Petroleum Corp.†	12,349
6,255	Grey Wolf, Inc.†	41,783
260	Gulf Island Fabrication, Inc.	6,783
370	Gulfport Energy Corp.†	4,288
0	Helix Energy Solutions Group, Inc.†	13
7,960	Hercules Offshore, Inc.†	247,158
40	Hornbeck Offshore Services, Inc.†	1,340
585	Hydril†	32,795
630	Input/Output, Inc.†	6,256
3,050	International Coal Group, Inc.†	12,871
490	James River Coal Co.†	5,170
60	Lone Star Technologies, Inc.†	2,903
490	Lufkin Industries, Inc.	25,931
2,340	Mariner Energy, Inc.†	42,986
40	Maritrans, Inc.	1,464
200	Markwest Hydrocarbon, Inc.	5,600
630	Matrix Service Co.†	8,247
1,015	Maverick Tube Corp.†	65,802
11,460	Metretek Technologies, Inc.†	136,832
480	NATCO Group, Inc., Class A†	13,824
1,626	Newpark Resources†	8,667
280	NS Group, Inc.†	18,074
841	Oil States International, Inc.†	23,128
779	Pacific Ethanol, Inc.†	10,937

See Notes to Statements of Investments

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Energy (continued)
10,220	Parallel Petroleum Corp.†	$205,013
265	Penn Virginia Corp.	16,804
2,675	Petrohawk Energy Corp.†	27,767
534	Petroleum Development Corp.†	21,301
340	Petroquest Energy, Inc.†	3,546
260	PHI, Inc.†	7,922
20,000	Pioneer Drilling Co.†	256,800
30	PrimeEnergy Corp.†	2,138
630	Quest Resource Corp.†	5,594
290	RAM Energy Resources, Inc.†	1,392
4,465	Rentech, Inc.†	20,673
700	RPC, Inc.	12,824
680	SulphCo, Inc.†	4,223
350	Superior Well Services, Inc.†	6,930
1,231	Syntroleum Corp.†	5,896
10	T-3 Energy Services, Inc.†	201
390	Toreador Resources Corp.†	7,184
2,212	Transmeridian Exploration, Inc.†	8,737
6,000	Trico Marine Services, Inc.†	202,500
1,830	Vaalco Energy, Inc.†	13,139
350	VeraSun Energy Corp.†	5,618
815	Veritas DGC, Inc.†	53,643
480	Warren Resources, Inc.†	5,846
190	Warrior Energy Service Corp.†	4,893
220	Westmoreland Coal Co.†	4,327
5,465	W-H Energy Services, Inc.†	226,634
900	World Fuel Services Corp.	36,405

		3,341,838

Financials — 10.3%
150	21st Century Insurance Group	2,242
1,040	Acadia Realty Trust	26,520
20	ACE Cash Express, Inc.†	598
2,150	Advance America Cash Advance Centers, Inc.	31,003
80	Advanta Corp., Class B	2,952
15,675	Affiliated Managers Group, Inc.†	1,569,224
65	Alexander’s, Inc.†	20,166
165	Alexandria Real Estate Equities, Inc.	15,477
31	Arrow Financial Corp.	784
410	Asset Acceptance Capital Corp.†	6,663
390	Asta Funding, Inc.	14,621
50	Bancorp, Inc. (The)†	1,274
390	Bank of the Ozarks, Inc.	13,209
641	Calamos Asset Management, Inc., Class A	18,794
25	Camden National Corp.	1,005
135	Capital Corp. of the West	4,188
30	Capitol Bancorp, Ltd.	1,335
530	Cardinal Financial Corp.	5,809
700	Cascade Bancorp	26,285
510	Cash America International, Inc.	19,931
126	Cathay General Bancorp	4,549
260	Center Financial Corp.	6,183
133	Charter Financial Corp.	5,319
90	City Bank	4,233
50	Clark, Inc.	564
260	Clayton Holdings, Inc.†	3,268
352	Coastal Financial Corp.	4,435
480	CoBiz, Inc.	10,973
330	Cohen & Steers, Inc.	10,679
100	Columbia Bancorp	2,459
320	Commercial Capital Bancorp, Inc.	5,101
7,261	Community Bancorp†	221,533
145	Community Bancorp, Inc.	5,928
532	CompuCredit Corp.†	16,072
190	Consolidated-Tomoka Land Co.	12,192
1,095	Corporate Office Properties Trust	49,012
1,250	Cousins Properties, Inc.	42,762
320	Credit Acceptance Corp.†	9,498
50	Crystal River Capital, Inc.	1,144
1,200	CVB Financial Corp.	17,724
170	Darwin Professional Underwriters, Inc.†	3,776
600	Digital Reality Trust, Inc.	18,792
398	Dollar Financial Corp.†	8,684
680	Doral Financial Corp.	4,481
725	EastGroup Properties, Inc.	36,148
105	Enstar Group, Inc.†	10,032
310	Enterprise Financial Services Corp.	9,567
637	Equity Lifestyle Properties, Inc.	29,117
390	EZCORP, Inc., Class A†	15,085
370	FelCor Lodging Trust, Inc.	7,418
225	Fidelity Bankshares, Inc.	8,777
310	First Acceptance Corp.†	3,562
360	First Busey Corp.	8,176
910	First Cash Financial Services, Inc.†	18,737
30	First Indiana Corp.	780
200	First Regional Bancorp†	6,814
95	First Republic Bank	4,043
270	First South Bancorp, Inc.	8,259
30	First State Bancorp	779
1,070	Fremont General Corp.	14,969
330	Frontier Financial Corp.	8,560
570	Getty Realty Corp.	16,690
5,695	GFI Group, Inc.†	314,877
140	Glacier Bancorp, Inc.	4,784
180	Gladstone Investment Corp.	2,628
1,200	Glimcher Realty Trust.	29,736
6,380	Greenhill & Co., Inc.	427,588
400	Hancock Holding Co.	21,420
85	Harbor Florida Bancshares, Inc.	3,766
490	Harris & Harris Group, Inc.†	6,017
200	Heritage Commerce Corp.	4,628
90	Hilb, Rogal & Hobbs Co.	3,838
50	Home Bancshares, Inc.	1,104
10	Home Federal Bancorp, Inc.	156
985	Home Properties, Inc.	56,303

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Financials (continued)
440	Housevalues, Inc.†	$2,570
120	Inland Real Estate Corp.	2,102
180	International Bancshares Corp.	5,342
7,092	International Securities Exchange Holdings, Inc.	332,544
40	Intervest Bancshares Corp.†	1,742
90	Investors Bancorp, Inc.†	1,358
310	JER Investors Trust, Inc.	5,320
80	Lakeland Financial Corp.	1,881
560	Longview Fibre Co.	11,379
50	Macatawa Bank Corp.	1,144
190	Maguire Properties, Inc.	7,741
420	MarketAxess Holdings, Inc.†	4,397
120	Marlin Business Services Corp.†	2,508
71	MB Financial, Inc.	2,618
65	Mercantile Bank Corp.	2,571
15	MetroCorp Bancshares, Inc.	340
200	Mid-America Apartment Communities, Inc.	12,244
90	Midwest Banc Holdings, Inc.	2,198
1,800	Mills Corp. (The)	30,078
3,222	Move, Inc.†	15,820
390	Nara Bancorp, Inc.	7,133
1,019	National Financial Partners Corp.	41,810
320	National Interstate Corp.	7,872
1,630	NewAlliance Bancshares, Inc.	23,880
70	Northern Empire Bancshares†	1,961
50	Old Second Bancorp, Inc.	1,498
280	Omega Healthcare Investors, Inc.	4,203
680	optionsXpress Holdings, Inc.	18,958
136	Pacific Capital Bancorp	3,668
240	Penson Worldwide, Inc.†	4,308
210	PFF Bancorp, Inc.	7,778
332	Pinnacle Financial Partners, Inc.†	11,886
180	Placer Sierra Bancshares	3,998
523	Portfolio Recovery Associates, Inc.†	22,944
130	Preferred Bank	7,796
30	Premierwest Bancorp	480
585	PrivateBancorp, Inc.	26,746
110	PS Business Parks, Inc.	6,633
40	QC Holdings, Inc.†	477
60	Resource Capital Corp.	927
640	Rewards Network, Inc.†	3,117
50	Roma Financial Corp.†	761
90	S.Y. Bancorp, Inc.	2,670
40	Safety Insurance Group, Inc.	1,946
360	Saul Centers, Inc.	16,200
330	Seacoast Banking Corp. of Florida	9,966
200	Sierra Bancorp.	6,250
10,660	Signature Bank†	329,714
250	Smithtown Bancorp, Inc.	6,748
40	Southside Bancshares, Inc.	1,068
75	Sovran Self Storage, Inc.	4,166
190	Stifel Financial Corp.†	6,031
337	Suffolk Bancorp.	10,757
100	Summit Bancshares, Inc.	2,812
590	Sun Communities, Inc.	18,856
470	Superior Bancorp.†	5,405
1,165	SVB Financial Group†	52,006
1,010	Tanger Factory Outlet Centers, Inc.	35,976
340	Technology Investment Capital Corp.	4,974
360	Tejon Ranch Co.†	15,275
760	Texas Capital Bancshares, Inc.†	14,227
170	Texas Regional Bancshares, Inc., Class A	6,536
220	Thomas Weisel Partners Group, Inc.†	3,531
20	Tompkins Trustco, Inc.	909
554	Tower Group, Inc.	18,476
790	TradeStation Group, Inc.†	11,905
9,326	Trammell Crow Co.†	340,492
110	Trico Bancshares	2,722
2,400	Trustco Bank Corp.	26,016
2,330	UCBH Holdings, Inc.	40,682
120	United Community Banks, Inc.	3,606
330	United PanAm Financial Corp.†	5,108
240	United Security Bancshares.	5,410
170	USB Holding Co., Inc.	3,750
300	Vineyard National Bancorp.	7,788
510	Virginia Commerce Bancorp, Inc.†	11,322
2,170	Waddell & Reed Financial, Inc., Class A	53,708
1,471	Washington Real Estate Investment Trust	58,546
30	Wauwatosa Holdings, Inc.†	530
495	West Bancorp, Inc.	8,469
438	Westamerica Bancorp	22,123
435	Western Alliance Bancorp†	14,312
60	Westfield Financial, Inc.	1,906
500	Wilshire Bancorp, Inc.	9,520
340	Wintrust Financial Corp.	17,051
555	World Acceptance Corp.†	24,409
40	Yardville National Bancorp	1,426

		5,235,830

Health Care — 21.3%
660	Abaxis, Inc.†	15,437
710	Abiomed, Inc.†	10,501
736	Acadia Pharmaceuticals, Inc.†	6,359
22,945	Adams Respiratory Therapeutics, Inc.†	839,558
490	Adeza Biomedical Corp.†	8,041
1,420	Adolor Corp.†	19,695
260	Advanced Magnetics, Inc.†	8,866
1,421	ADVENTRX Pharmaceuticals, Inc.†	3,894
2,150	Affymetrix, Inc.†	46,354
300	Air Methods Corp.†	7,080
1,402	Akorn, Inc.†	5,061
300	Albany Molecular Research, Inc.†	2,808
1,037	Alexion Pharmaceuticals, Inc.†	35,237

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Health Care (continued)
1,770	Align Technology, Inc.†	$20,143
3,110	Alkermes, Inc.†	49,294
260	Alliance Imaging, Inc.†	2,031
10,302	Allscripts Healthcare Solutions, Inc.†	231,280
990	Alnylam Pharmaceuticals, Inc.†	14,266
270	Alpharma, Inc., Class A	6,315
200	Altus Pharmaceuticals, Inc.†	3,194
526	Amedisys, Inc.†	20,866
2,230	American Medical Systems Holdings, Inc.†	41,099
310	AMERIGROUP Corp.†	9,161
990	AMN Healthcare Services, Inc.†	23,513
600	Amsurg Corp.†	13,356
580	Anadys Pharmaceuticals, Inc.†	1,682
260	Analogic Corp.	13,343
1,950	Andrx Corp.†	47,638
400	Angiodynamics, Inc.†	8,284
140	Apria Healthcare Group, Inc.†	2,764
1,020	Arena Pharmaceuticals, Inc.†	12,220
1,124	ARIAD Pharmaceuticals, Inc.†	4,901
1,220	Array Biopharma, Inc.†	10,394
746	Arrow International, Inc.	23,730
12,705	Arthrocare Corp.†	595,356
530	Aspect Medical Systems, Inc.†	9,047
1,040	Atherogenics, Inc.†	13,697
800	Auxilium Pharmaceuticals, Inc.†	8,096
980	AVANIR Pharmaceuticals, Class A†	6,782
1,590	AVI BioPharma, Inc.†	5,772
100	Bentley Pharmaceuticals, Inc.†	1,200
700	BioCryst Pharmaceuticals, Inc.†	8,729
1,120	Bioenvision, Inc.†	6,171
2,740	BioMarin Pharmaceuticals, Inc.†	38,990
340	Bio-Reference Labs, Inc.†	7,633
495	Biosite, Inc.†	22,884
1,330	Bruker BioSciences Corp.†	9,323
720	Candela Corp.†	7,855
220	Caraco Pharmaceutical Laboratories, Ltd.†	2,235
1,770	Cell Genesys, Inc.†	8,089
1,360	Centene Corp.†	22,358
1,730	Cepheid, Inc.†	12,491
850	Cerus Corp.†	4,718
855	Chemed Corp.	27,582
410	CNS, Inc.	11,574
530	Coley Pharmaceutical Group, Inc.†	6,053
750	Combinatorx, Inc.†	4,673
310	Computer Programs & Systems, Inc.	10,159
31,940	Conceptus, Inc.†	565,019
1,060	Connetics Corp.†	11,554
980	Conor Medsystems, Inc.†	23,099
70	Corvel Corp.†	2,456
140	Cross Country Healthcare, Inc.†	2,380
1,770	Cubist Pharmaceuticals, Inc.†	38,480
1,750	CV Therapeutics, Inc.†	19,495
700	Cyberonics, Inc.†	12,271
630	Cypress Bioscience, Inc.†	4,599
780	Cytokinetics, Inc.†	5,015
30	Datascope Corp.	1,004
1,610	deCODE genetics, Inc.†	8,855
70	Dendreon Corp.†	313
1,150	Depomed, Inc.†	4,692
500	DexCom Inc.†	5,565
575	Digene Corp.†	24,811
655	Dionex Corp.†	33,366
940	Diversa Corp.†	7,539
743	DJO, Inc.†	30,857
1,950	Durect Corp.†	7,995
1,430	Eclipsys Corp.†	25,611
680	Emageon, Inc.†	10,601
100	Emeritus Corp.†	2,155
608	Emisphere Technologies, Inc.†	5,138
1,014	Encore Medical Corp.†	6,388
1,880	Encysive Pharmaceuticals, Inc.†	8,084
840	Enzo Biochem, Inc.†	10,240
1,380	Enzon Pharmaceuticals, Inc.†	11,385
1,560	eResearch Technology, Inc.†	12,652
540	ev3, Inc.†	9,185
2,690	Exelixis, Inc.†	23,430
980	Five Star Quality Care, Inc.†	10,545
610	Foxhollow Technologies, Inc.†	20,856
630	Genitope Corp.†	1,840
400	Genomic Health, Inc.†	5,784
4,963	Genta, Inc.†	3,871
420	Gentiva Health Services, Inc.†	6,905
990	Geron Corp.†	6,207
170	Greatbatch, Inc.†	3,845
400	GTx, Inc.†	3,696
875	Haemonetics Corp.†	40,950
880	Hana Biosciences, Inc.†	6,037
890	HealthExtras, Inc.†	25,196
470	Healthspring, Inc.†	9,048
16,285	Healthways, Inc.†	726,311
250	Hi-Tech Pharmacal Co., Inc.†	3,160
1,725	Hologic, Inc.†	75,072
4,245	Human Genome Sciences, Inc.†	48,987
798	Hythiam, Inc.†	5,762
2,130	ICOS Corp.†	53,378
180	ICU Medical, Inc.†	8,186
750	Idenix Pharmaceuticals, Inc.†	7,275
710	I-Flow Corp.†	8,534
1,500	Illumina, Inc.†	49,560
2,170	Immucor, Inc.†	48,630
1,426	Incyte Corp.†	6,032
1,460	Indevus Pharmaceuticals, Inc.†	8,643
628	Integra LifeSciences Holdings Corp.†	23,537
1,390	Intermagnetics General Corp.†	37,600
800	InterMune, Inc.†	13,136
700	Intralase Corp.†	13,797

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Health Care (continued)
950	inVentiv Health, Inc.†	$30,428
60	Inverness Medical Innovations, Inc.†	2,086
520	IRIS International, Inc.†	5,980
2,328	Isis Pharmaceuticals, Inc.†	16,715
400	Kendle International, Inc.†	12,808
120	Kensey Nash Corp.†	3,512
25,650	Keryx Biopharmaceuticals, Inc.†	303,440
1,260	KV Pharmaceutical Co., Class A†	29,862
1,450	Kyphon, Inc.†	54,259
170	Landauer, Inc.	8,628
685	LCA-Vision, Inc.	28,297
2,060	Lexicon Genetics, Inc.†	7,766
380	LHC Group, Inc.†	8,482
1,100	Lifecell Corp.†	35,442
1,040	Luminex Corp.†	18,959
170	Magellan Health Services, Inc.†	7,242
730	MannKind Corp.†	13,870
680	Martek Biosciences Corp.†	14,627
651	Matria Healthcare, Inc.†	18,091
3,945	Medarex, Inc.†	42,369
100	Medcath Corp.†	3,009
90	Medical Action Industries, Inc.†	2,420
1,590	Medicines Co.†	35,870
1,780	Medicis Pharmaceutical Corp., Class A	57,583
1,195	Mentor Corp.	60,216
350	Merge Technologies, Inc.†	2,408
690	Meridian Bioscience, Inc.	16,222
617	Metabasis Therapeutics, Inc.†	3,468
2,500	MGI Pharma, Inc.†	43,025
490	Molecular Devices Corp.†	9,060
190	Molina Healthcare, Inc.†	6,718
650	Momenta Pharmaceuticals, Inc.†	8,788
4,204	Monogram Biosciences, Inc.†	6,432
180	MWI Veterinary Supply, Inc.†	6,035
1,390	Myogen, Inc.†	48,761
1,290	Myriad Genetics, Inc.†	31,799
660	Nastech Pharmaceutical Co., Inc.†	10,072
180	National Healthcare Corp.	9,671
640	Natus Medical, Inc.†	8,736
2,870	Nektar Therapeutics†	41,357
920	Neurocrine Biosciences, Inc.†	9,890
410	Neurometrix, Inc.†	7,794
6,390	New River Pharmaceuticals, Inc.†	164,415
200	Nighthawk Radiology Holdings, Inc.†	3,826
230	Northfield Laboratories, Inc.†	3,303
250	Northstar Neuroscience, Inc.†	3,300
1,950	Novavax, Inc.†	7,390
7,870	Noven Pharmaceuticals, Inc.†	189,824
1,194	NPS Pharmaceuticals, Inc.†	4,549
1,080	NuVasive, Inc.†	21,719
1,210	Nuvelo, Inc.†	22,070
390	NxStage Medical, Inc.†	3,420
820	Odyssey HealthCare, Inc.†	11,628
840	Omnicell, Inc.†	15,028
1,300	Onyx Pharmaceuticals, Inc.†	22,477
60	Option Care, Inc.	803
1,450	OraSure Technologies, Inc.†	11,658
1,860	OSI Pharmaceuticals, Inc.†	69,806
50	Osiris Therapeutics, Inc	501
1,110	Pain Therapeutics, Inc.†	9,568
570	Palomar Medical Technologies, Inc.†	24,054
1,593	Panacos Pharmceuticals, Inc.†	7,901
750	Par Pharmaceutical Cos., Inc.†	13,680
890	Parexel International Corp.†	29,450
740	Penwest Pharmaceuticals Co.†	12,321
6,075	Peregrine Pharmaceuticals, Inc.†	7,715
190	Perrigo Co.	3,224
1,090	Per-Se Technologies, Inc.†	24,830
560	Pharmion Corp.†	12,068
20,550	Phase Forward, Inc.†	245,367
755	PolyMedica Corp.	32,322
770	Pozen, Inc.†	9,902
470	PRA International†	12,544
730	Progenics Pharmaceuticals, Inc.†	17,126
22,190	Providence Service Corp. (The)†	612,222
2,160	PSS World Medical, Inc.†	43,178
11,666	Psychiatric Solutions, Inc.†	397,694
37,680	Quidel Corp.†	532,042
28,500	Radiation Therapy Services, Inc.†	833,055
1,440	Regeneron Pharmaceuticals, Inc.†	22,594
490	Renovis, Inc.†	6,742
100	Replidyne, Inc.†	941
160	Rigel Pharmaceuticals, Inc.†	1,643
1,470	Salix Pharmaceuticals, Ltd.†	19,933
890	Sangamo Biosciences, Inc.†	4,948
64,350	Santarus, Inc.†	477,477
830	Sciele Pharma, Inc.†	15,637
920	Senomyx, Inc.†	14,140
1,260	Sirna Therapeutics, Inc.†	7,018
579	Sirona Dental Systems, Inc.	19,066
760	Solexa, Inc.†	6,703
160	Somaxon Pharmaceuticals, Inc.†	1,970
536	SonoSite, Inc.†	15,222
950	Spectranetics Corp.†	11,115
710	Stereotaxis, Inc.†	7,348
700	Sun Healthcare Group, Inc.†	7,518
1,100	Sunrise Senior Living, Inc.†	32,857
1,560	SuperGen, Inc.†	7,270
520	SurModics, Inc.†	18,262
300	Symbion, Inc.†	5,508
920	Symmetry Medical, Inc.†	13,883
740	Tanox, Inc.†	8,747
1,660	Telik, Inc.†	29,531
10,800	Theravance, Inc.†	292,032
1,735	ThermoGenesis Corp.†	6,714
1,460	Thoratec Corp.†	22,791
570	Trimeris, Inc.†	5,016
970	TriPath Imaging, Inc.†	8,759

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Health Care (continued)
1,350	Trizetto Group, Inc.†	$20,439
1,450	United Surgical Partners International, Inc.†	36,004
775	United Therapeutics Corp.†	40,719
2,980	Valeant Pharmaceuticals International	58,944
345	Varian, Inc.†	15,825
946	Ventana Medical Systems, Inc.†	38,625
680	Viasys Healthcare, Inc.†	18,523
880	Viropharma, Inc.†	10,710
180	Visicu, Inc.†	1,615
160	VistaCare, Inc., Class A†	1,664
6,436	Vital Images, Inc.†	203,249
205	Vital Signs, Inc.	11,605
200	Volcano Corp.†	2,298
1,055	West Pharmaceutical Services, Inc.	41,430
1,000	Wright Medical Group, Inc.†	24,250
652	Xenoport, Inc.†	13,281
149	Young Innovations, Inc.	5,358
190	Zoll Medical Corp.†	6,819
1,220	Zymogenetics, Inc.†	20,581

		10,827,947

Industrials — 19.5%
500	3D Systems Corp.†	9,170
630	A.S.V., Inc.†	9,393
310	AAON, Inc.	7,071
1,032	AAR Corp.†	24,603
1,850	ABX Air, Inc.†	10,397
580	ACCO Brands Corp.†	12,911
370	Accuride Corp.†	4,074
895	Actuant Corp., Class A	44,839
1,475	Acuity Brands, Inc.	66,965
746	Administaff, Inc.	25,140
615	Advisory Board Co. (The)†	31,070
2,915	Airtran Holdings, Inc.†	28,917
645	Alaska Air Group, Inc.†	24,536
590	Albany International Corp., Class A	18,774
299	Amerco, Inc.†	22,171
1,010	American Commercial Lines, Inc.†	60,044
510	American Ecology Corp.	10,067
300	American Railcar Industries, Inc.	8,733
15,950	American Reprographics Co.†	511,357
300	American Science & Engineering, Inc.†	14,556
1,020	American Superconductor Corp.†	9,445
390	American Woodmark Corp.	13,139
20	Ampco-Pittsburgh Corp.	619
50	Amrep Corp.	2,444
670	Apogee Enterprises, Inc.	10,191
1,460	Applied Industrial Technologies, Inc.	35,624
420	Argon ST, Inc.†	10,067
550	Astec Industries, Inc.†	13,887
135	Atlas Air Worldwide Holdings, Inc.†	5,875
320	Badger Meter, Inc.	8,061
530	Baldor Electric Co.	16,340
1,060	Barnes Group, Inc.	18,614
230	Barrett Business Services, Inc.†	4,938
190	Basin Water, Inc.†	1,556
42,280	BE Aerospace, Inc.†	891,685
1,430	Beacon Roofing Supply, Inc.†	28,943
620	Blount International, Inc.†	6,212
937	Brady Corp., Class A	32,945
11,535	Bucyrus International, Inc., Class A	489,315
490	Builders FirstSource, Inc.†	7,463
3,305	Capstone Turbine Corp.†	4,660
670	Casella Waste Systems, Inc., Class A†	6,928
732	CBIZ, Inc.†	5,344
70	CDI Corp.	1,450
700	Celadon Group, Inc.†	11,648
1,690	Cenveo, Inc.†	31,806
880	Ceradyne, Inc.†	36,159
200	Chart Industries, Inc.†	2,462
830	China BAK Battery, Inc.†	5,578
610	Clarcor, Inc.	18,599
510	Clean Harbors, Inc.†	22,210
60	Coinstar, Inc.†	1,727
600	Columbus McKinnon Corp.†	10,818
440	Comfort Systems USA, Inc.	5,042
530	COMSYS IT Partners, Inc.†	9,111
250	Consolidated Graphics, Inc.†	15,042
12,250	Corporate Executive Board Co.	1,101,398
9,324	CoStar Group, Inc.†	385,268
344	CRA International, Inc.†	16,395
80	Curtiss-Wright Corp.	2,428
900	Diamond Management & Technology Consultants, Inc.†	10,026
310	Dynamex, Inc.†	6,432
390	Dynamic Materials Corp.	12,644
430	DynCorp International, Inc., Class A†	5,414
1,027	EGL, Inc.†	37,424
250	ElkCorp	6,788
760	Encore Wire Corp.†	26,820
1,280	Energy Conversion Devices, Inc.†	47,411
520	ENGlobal Corp.†	3,219
14,922	ESCO Technologies, Inc.†	687,009
630	Essex Corp.†	10,962
310	Esterline Technologies Corp.†	10,466
2,130	Evergreen Solar, Inc.†	17,679
160	ExpressJet Holdings, Inc.†	1,058
200	First Advantage Corp., Class A†	4,172
650	First Consulting Group, Inc.†	6,337
410	Flanders Corp.†	3,510
735	Florida East Coast Industries, Inc.	41,954
1,160	Flow International Corp.†	15,045
18,450	Force Protection, Inc.†	154,426
936	Forward Air Corp.	30,972
330	Foster (L.B.) Co., Class A†	5,313
745	Franklin Electric Co., Inc.	39,589

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Industrials (continued)
225	Freightcar America, Inc.	$11,925
185	Frontier Airlines Holdings, Inc.†	1,526
730	FTI Consulting, Inc.†	18,294
170	FuelCell Energy, Inc.†	1,294
110	Gehl Co.†	2,946
1,750	GenCorp., Inc.†	22,470
11,669	General Cable Corp.†	445,872
1,180	Genesee & Wyoming, Inc., Class A†	27,400
815	Genlyte Group, Inc.†	58,028
426	Geo Group, Inc. (The)†	17,998
820	Global Cash Access Holdings, Inc.†	12,374
450	Goodman Global, Inc.†	6,008
1,423	GrafTech International, Ltd.†	8,310
319	Granite Construction, Inc.	17,019
170	Greenbrier Cos., Inc.	4,932
370	H&E Equipment Services, Inc.†	9,024
353	Harland (John H.) Co.	12,867
890	Healthcare Services Group	22,392
990	Heartland Express, Inc.	15,523
670	Heico Corp.	22,981
500	Heidrick & Struggles International, Inc.†	18,000
70	Herley Industries, Inc.†	867
2,170	Herman Miller, Inc.	74,236
3,000	Hexcel Corp.†	42,450
160	Horizon Lines, Inc., Class A	2,672
150	Houston Wire & Cable Co.†	2,820
1,310	HUB Group, Inc., Class A†	29,842
740	Hudson Highland Group, Inc.†	7,252
7,125	Huron Consulting Group, Inc.†	279,300
220	ICT Group, Inc.†	6,923
680	IHS, Inc., Class A†	21,814
770	II-VI, Inc.†	19,188
150	Innerworkings, Inc.†	1,762
200	Innovative Solutions & Support, Inc.†	2,906
450	Insteel Industries, Inc.	8,941
500	Integrated Electrical Services, Inc.†	7,905
890	Interline Brands, Inc.†	21,965
940	Ionatron, Inc.†	4,521
1,240	Jacuzzi Brands, Inc.†	12,388
4,475	JetBlue Airways Corp.†	41,483
240	K&F Industries Holdings, Inc.†	4,507
919	Kaydon Corp.	34,021
249	Kelly Services, Inc., Class A	6,825
12,710	Kenexa Corp.†	320,546
900	Kforce, Inc.†	10,737
1,820	Knight Transportation, Inc.	30,849
990	Knoll, Inc.	19,998
1,090	Korn/Ferry International†	22,825
1,730	Labor Ready, Inc.†	27,559
18,671	Ladish Co., Inc.†	539,218
450	Lamson & Sessions Co. (The)†	10,719
147	Layne Christensen Co.†	4,200
23,530	LECG Corp.†	441,423
50	Lindsay Manufacturing Co.	1,438
150	Marten Transport, Ltd.†	2,563
720	McGrath Rentcorp	18,432
670	Medis Technologies, Ltd.†	16,556
220	Middleby Corp.†	16,953
310	Miller Industries, Inc.†	5,664
620	Mine Safety Appliances Co.	22,097
1,070	Mobile Mini, Inc.†	30,399
230	MTC Technologies, Inc.†	5,529
170	Mueller Industries, Inc.	5,979
680	Mueller Water Products, Inc. Class A†	9,935
1,290	Navigant Consulting, Inc.†	25,877
1,810	Navistar International Corp.†	46,734
675	NCI Building Systems, Inc.†	39,265
834	Nordson Corp.	33,243
510	Nuco2, Inc.†	13,719
920	Old Dominion Freight Line†	27,628
800	On Assignment, Inc.†	7,848
970	Orbital Sciences Corp.†	18,207
100	P.A.M. Transportation Services†	2,506
1,230	Pacer International, Inc.	34,145
20	Patriot Transportation Holding, Inc.†	1,511
15,500	PeopleSupport, Inc.†	286,750
640	Perini Corp.†	13,363
150	PGT, Inc.†	2,109
460	Pike Electric Corp.†	6,854
2,308	Plug Power, Inc.†	9,394
540	Power-One, Inc.†	3,910
340	PW Eagle, Inc.	10,203
270	Quality Distribution, Inc.†	3,974
530	Raven Industries, Inc.	15,905
667	RBC Bearings, Inc.†	16,108
546	Regal-Beloit Corp.	23,751
1,570	Resources Connection, Inc.†	42,060
970	Rollins, Inc.	20,477
90	Schawk, Inc.	1,640
70	School Specialty, Inc.†	2,470
1,090	Simpson Manufacturing Co., Inc.	29,463
1,470	Sitel Corp.†	4,425
821	SkyWest, Inc.	20,131
500	Smith (A.O.) Corp.	19,715
931	Spherion Corp.†	6,657
160	Standard Parking Corp.†	5,021
241	Sterling Construction Co., Inc.†	4,834
11,000	Superior Essex, Inc.†	376,750
30	TAL International Group, Inc.	636
440	Taleo Corp., Class A†	4,453
1,970	Taser International, Inc.†	15,090
210	Team, Inc.†	5,263
946	Teledyne Technologies, Inc.†	37,462
1,010	TeleTech Holdings, Inc.†	15,786
90	Tennant Co.	2,191
1,090	Tetra Tech, Inc.†	18,988

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Industrials (continued)
230	TransDigm Group, Inc.†	$5,617
390	Trex Co., Inc.†	9,422
115	Triumph Group, Inc.	4,870
390	TurboChef Technologies, Inc.†	5,421
1,000	UAP Holding Corp.	21,370
310	United Industrial Corp.	16,585
60	Universal Forest Products, Inc.	2,943
190	Universal Truckload Services, Inc.†	4,934
140	US Xpress Enterprises, Inc., Class A†	3,241
160	USA Truck, Inc.†	3,048
80	Valley National Gases, Inc.	1,998
550	Valmont Industries, Inc.	28,737
640	Vicor Corp.	7,386
1,590	Wabtec Corp.	43,137
380	Waste Connections, Inc.†	14,406
10	Waste Industries USA, Inc.	270
915	Watsco, Inc.	42,099
310	Watson Wyatt Worldwide, Inc., Class A	12,685
190	Watts Water Technologies, Inc., Class A	6,034
910	Williams Scotsman International, Inc.†	19,438

		9,916,441

Information Technology — 20.8%
1,530	24/7 Real Media, Inc.†	13,066
860	Acacia Research-Acacia Technologies†	9,761
430	Access Integrated Technologies, Inc., Class A†	4,072
1,450	Actuate Corp.†	6,409
320	ADE Corp.†	10,246
1,320	Adtran, Inc.	31,469
1,150	Advanced Analogic Technologies, Inc.†	6,314
900	Advanced Energy Industries, Inc.†	15,336
670	Advent Software, Inc.†	24,261
360	Aeroflex, Inc.†	3,701
250	Agile Software Corp.†	1,632
50	Altiris, Inc.†	1,054
730	AMIS Holdings, Inc.†	6,928
3,293	Amkor Technology, Inc.†	16,992
31,090	Anadigics, Inc.†	222,604
80	Anaren, Inc.†	1,686
530	Anixter International, Inc.	29,929
540	Ansoft Corp.†	13,451
1,005	Ansys, Inc.†	44,401
2,440	aQuantive, Inc.†	57,633
1,800	Arris Group, Inc.†	20,628
3,588	Art Technology Group, Inc.†	9,185
970	Asyst Technologies, Inc.†	6,557
18,130	Atheros Communications, Inc.†	328,697
860	ATMI, Inc.†	25,000
5,274	Avanex Corp.†	9,124
137	Avid Technology, Inc.†	4,990
150	Avocent Corp.†	4,518
330	Bankrate, Inc.†	8,765
470	BearingPoint, Inc.†	3,694
440	Benchmark Electronics, Inc.†	11,827
870	BISYS Group, Inc. (The)†	9,448
1,150	Blackbaud, Inc.	25,288
10,910	Blackboard, Inc.†	289,115
470	Blue Coat Systems, Inc.†	8,465
30	Bottomline Technologies, Inc.†	293
1,590	Brightpoint, Inc.†	22,610
5,786	Brocade Communications Systems, Inc.†	40,849
454	Cabot Microelectronics Corp.†	13,084
830	CACI International, Inc., Class A†	45,658
160	Carrier Access Corp.†	1,136
196	Cass Information Systems, Inc.	6,490
1,036	C-COR, Inc.†	8,889
2,536	Chordiant Software, Inc.†	7,786
110	Ciber, Inc.†	729
2,432	Cirrus Logic, Inc.†	17,729
330	Click Commerce, Inc.†	7,465
4,845	CNET Networks, Inc.†	46,415
1,360	Cogent, Inc.†	18,673
1,410	Cognex Corp.	35,617
580	Coherent, Inc.†	20,103
440	Color Kinetics, Inc.†	7,471
20,150	CommScope, Inc.†	662,129
470	Comtech Group, Inc.†	7,036
743	Comtech Telecommunications Corp.†	24,876
14,000	Concur Technologies, Inc.†	203,700
13,672	Conexant Systems, Inc.†	27,344
860	Convera Corp., Class A†	4,549
180	CPI International, Inc.†	2,371
680	CSG Systems International, Inc.†	17,972
590	CTS Corp.	8,130
940	Cybersource Corp.†	11,120
1,205	Cymer, Inc.†	52,912
1,270	Daktronics, Inc.	26,276
11,730	DealerTrack Holdings, Inc.†	259,350
380	Digi International, Inc.†	5,130
1,130	Digital Insight Corp.†	33,132
1,295	Digital River, Inc.†	66,200
2,903	Digitas, Inc.†	27,927
5,847	Diodes, Inc.†	252,415
140	DSP Group, Inc.†	3,199
440	DTS, Inc.†	9,319
140	Eagle Test Systems, Inc.†	2,313
590	eCollege.com, Inc.†	9,434
390	eFunds Corp.†	9,430
1,270	Emcore Corp.†	7,518
330	EMS Technologies, Inc.†	6,197
840	Emulex Corp.†	15,263
440	Entegris, Inc.†	4,800

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Information Technology (continued)
1,740	Epicor Software Corp.†	$22,811
6,040	Equinix, Inc.†	363,004
1,150	Euronet Worldwide, Inc.†	28,232
410	Exar Corp.†	5,449
260	Excel Technology, Inc.†	7,693
1,160	FalconStor Software, Inc.†	8,920
780	FEI Co.†	16,466
250	Filenet Corp.†	8,708
7,341	Finisar Corp.†	26,648
2,210	Flir Systems, Inc.†	60,024
1,495	Formfactor, Inc.†	62,984
340	Forrester Research, Inc.†	8,945
2,540	Foundry Networks, Inc.†	33,401
1,810	Gartner, Inc.†	31,838
730	Gateway, Inc.†	1,380
540	Genesis Microchip, Inc.†	6,356
120	Gerber Scientific, Inc.†	1,798
860	Gevity HR, Inc.	19,591
500	Global Imaging Systems, Inc.†	11,035
2,140	Harmonic, Inc.†	15,729
480	Heartland Payment Systems, Inc.	12,480
428	Hittite Microwave Corp.†	19,046
1,700	Hypercom Corp.†	11,526
946	Hyperion Solutions Corp.†	32,618
300	i2 Technologies, Inc.†	5,619
360	ID Systems, Inc.†	8,507
600	iGate Corp.†	2,964
620	Ikanos Communications, Inc.†	7,297
430	Infocrossing, Inc.†	5,766
2,760	Informatica Corp.†	37,508
540	Infospace, Inc.†	9,958
1,040	infoUSA, Inc.	8,632
340	Integral Systems, Inc	10,628
1,690	Interdigital Communications Corp.†	57,629
825	Intergraph Corp.†	35,376
1,650	Intermec, Inc.†	43,494
990	Internap Network Services Corp.†	15,068
1,400	International DisplayWorks, Inc.†	8,918
110	Internet Security Systems, Inc.†	3,054
110	Inter-Tel, Inc.	2,376
1,203	InterVoice, Inc.†	7,627
620	Interwoven, Inc.†	6,839
680	Intevac, Inc.†	11,424
1,403	Ipass, Inc.†	6,566
835	Itron, Inc.†	46,593
1,270	Ixia†	11,316
740	IXYS Corp.†	6,209
1,620	j2 Global Communications, Inc.†	44,015
2,550	Jack Henry & Associates, Inc.	55,514
160	JDA Software Group, Inc.†	2,467
700	Jupitermedia Corp.†	6,062
9,980	Kanbay International, Inc.†	205,189
720	Keane, Inc.†	10,375
570	Knot, Inc. (The)†	12,614
760	Komag, Inc.†	24,290
1,903	Kopin Corp.†	6,375
1,050	Kronos, Inc.†	35,794
1,421	L-1 Identity Solutions, Inc.†	18,544
570	Lightbridge, Inc.†	6,680
1,893	Lionbridge Technologies, Inc.†	14,444
250	Liquidity Services, Inc.†	3,898
360	Littelfuse, Inc.†	12,492
610	LoJack Corp.†	11,950
50	LoopNet, Inc.†	633
1,960	LTX Corp.†	9,820
1,440	Macrovision Corp.†	34,114
50	Magma Design Automation, Inc.†	455
90	Manhattan Associates, Inc.†	2,173
453	Mantech International Corp., Class A†	14,954
460	Mapinfo Corp.†	5,902
700	Marchex, Inc., Class B†	10,738
1,534	Mattson Technology, Inc.†	12,732
470	Maxwell Technologies, Inc.†	9,560
450	Measurement Specialties, Inc.†	8,392
180	Mercury Computer Systems, Inc.†	2,133
310	Metrologic Instruments, Inc.†	5,630
2,320	Micrel, Inc.†	22,249
1,275	Micros Systems, Inc.†	62,373
23,916	Microsemi Corp.†	450,817
325	MicroStrategy, Inc., Class A†	33,095
1,680	Microtune, Inc.†	8,165
1,110	Midway Games, Inc.†	9,746
3,545	Mindspeed Technologies, Inc.†	6,133
747	MIPS Technologies, Inc.†	5,042
860	Mobility Electronics, Inc.†	4,782
660	Monolithic Power Systems, Inc.†	6,244
680	MoSys, Inc.†	4,576
1,190	MPS Group, Inc.†	17,981
660	MRO Software, Inc.†	16,942
520	MTS Systems Corp.	16,817
270	Multi-Fineline Electronix, Inc.†	6,850
550	Neoware, Inc.†	7,474
330	Ness Technologies, Inc.†	4,406
1,570	Net 1 UEPS Technologies, Inc.†	35,890
1,080	Netgear, Inc.†	22,237
520	Netlogic Microsystems, Inc.†	13,192
638	Netscout Systems, Inc.†	4,141
190	Nextest Systems Corp.†	2,500
1,192	NIC, Inc.†	6,139
910	Novatel Wireless, Inc.†	8,763
39,655	Nuance Communications, Inc.†	323,981
250	Omniture, Inc.†	1,972
1,690	Omnivision Technologies, Inc.†	24,116
4,570	ON Semiconductor Corp.†	26,872
680	Online Resources Corp.†	8,330
660	Open Solutions, Inc.†	19,015
3,031	Openwave Systems, Inc.†	28,370
30	Oplink Communications, Inc.†	599

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Information Technology (continued)
330	Opnet Technologies, Inc.†	$4,326
27,324	Opsware, Inc.†	246,189
180	OSI Systems, Inc.†	3,528
130	OYO Geospace Corp.†	7,378
1,080	Packeteer, Inc.†	9,299
150	Palm, Inc.†	2,184
1,770	Parametric Technology Corp.†	30,904
60	Park Electrochemical Corp.	1,901
560	Parkervision, Inc.†	4,071
680	PDF Solutions, Inc.†	7,453
1,492	Pegasus Wireless Corp.†	910
600	Perficient, Inc.†	9,408
440	Pericom Semiconductor Corp.†	4,290
270	Photon Dynamics, Inc.†	3,583
840	Plantronics, Inc.	14,725
1,490	Plexus Corp.†	28,608
760	PLX Technology, Inc.†	7,881
1,330	Polycom, Inc.†	32,625
360	Portalplayer, Inc.†	4,061
913	Presstek, Inc.†	4,921
270	QAD, Inc.	2,182
540	Quality Systems, Inc.	20,947
1,480	Quest Software, Inc.†	21,134
26,760	Rackable Systems, Inc.†	732,421
800	Radiant Systems, Inc.†	9,664
210	Radisys Corp.†	4,462
580	Radyne Corp.†	7,099
1,208	RAE Systems, Inc.†	3,684
2,580	RealNetworks, Inc.†	27,374
2,010	Redback Networks, Inc.†	27,899
250	Renaissance Learning, Inc.	3,578
5,117	RF Micro Devices, Inc.†	38,787
490	RightNow Technologies, Inc.†	7,649
475	Rofin-Sinar Technologies, Inc.†	28,866
575	Rogers Corp.†	35,506
120	Rudolph Technologies, Inc.†	2,200
2,611	Sapient Corp.†	14,230
711	SAVVIS, Inc.†	20,264
790	ScanSource, Inc.†	23,961
70	Secure Computing Corp.†	443
80	Semitool, Inc.†	827
2,310	Semtech Corp.†	29,476
190	SI International, Inc.†	6,076
690	Sigma Designs, Inc.†	10,316
2,610	Silicon Image, Inc.†	33,199
1,037	Silicon Storage Technology, Inc.†	4,272
36,800	SimpleTech, Inc.†	335,248
760	Sirenza Microdevices, Inc.†	6,004
1,630	Sirf Technology Holdings, Inc.†	39,104
1,080	Skyworks Solutions, Inc.†	5,605
600	Smith Micro Software, Inc.†	8,628
840	Sohu.com, Inc.†	18,497
790	Sonic Solutions, Inc.†	12,040
8,148	Sonus Networks, Inc.†	42,858
630	SPSS, Inc.†	15,706
1,250	SRA International, Inc., Class A†	37,575
60	Staktek Holdings, Inc.†	359
5,280	Standard Microsystems Corp.†	150,058
20	Startek, Inc.	249
450	Stellent, Inc.	4,878
330	Stratasys, Inc.†	8,715
3,088	Stratex Networks, Inc.†	13,711
336	Sunpower Corp., Class A†	9,321
390	Supertex, Inc.†	15,159
160	Sybase, Inc.†	3,878
950	SYKES Enterprises, Inc.†	19,332
210	Symmetricom, Inc.†	1,695
820	Synaptics, Inc.†	19,983
150	Synchronoss Technologies, Inc.†	1,422
270	Syntel, Inc.	6,116
120	Take-Two Interactive Software, Inc.†	1,711
1,050	Talx Corp.	25,746
100	Techwell, Inc.†	1,498
1,550	Tekelec†	20,088
1,226	Terremark Worldwide, Inc.†	6,804
1,510	Tessera Technologies, Inc.†	52,518
550	TheStreet.Com, Inc.	5,852
11,490	THQ, Inc.†	335,163
830	TIBCO Software, Inc.†	7,453
180	TNS, Inc.†	2,711
1,222	Transaction Systems Architects, Inc.†	41,939
6,285	Transmeta Corp.†	7,228
4,098	Transwitch Corp.†	5,778
100	Travelzoo, Inc.†	2,882
1,820	Trident Microsystems, Inc.†	42,333
1,130	TTM Technologies, Inc.†	13,221
1,230	Tyler Technologies, Inc.†	15,904
780	Ultimate Software Group, Inc.†	18,353
620	Ultratech, Inc.†	8,258
450	Universal Display Corp.†	4,964
1,790	Utstarcom, Inc.†	15,877
1,980	VA Software Corp.†	7,960
3,080	Valueclick, Inc.†	57,103
1,610	Varian Semiconductor Equipment Associates, Inc.†	59,087
760	Vasco Data Security International†	7,874
910	Veeco Instruments, Inc.†	18,336
15,300	VeriFone Holdings, Inc.†	436,815
440	Verint Systems, Inc.†	13,222
720	Viasat, Inc.†	18,058
260	Vignette Corp.†	3,520
450	Virage Logic Corp.†	4,100
14,300	Vocus, Inc.†	225,654
610	Volterra Semiconductor Corp.†	9,912
1,370	WebEx Communications, Inc.†	53,457
440	webMethods, Inc.†	3,366
1,520	Websense, Inc.†	32,847

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares			Value
Information Technology (continued)
520	WebSideStory, Inc.†		$6,869
20,390	Website Pros, Inc.†		221,435
2,415	Wind River Systems, Inc.†		25,865
1,090	Witness Systems, Inc.†		19,108
1,100	Wright Express Corp.†		26,466
360	X-Rite, Inc.		3,866
1,690	Zhone Technologies, Inc.†		1,808
1,360	Zoran Corp.†		21,869

			10,556,863

Materials — 1.2%
240	AEP Industries, Inc.†		10,068
3,545	AK Steel Holding Corp.†		43,036
1,033	Aleris International, Inc.†		52,208
720	AMCOL International Corp.		17,935
570	American Vanguard Corp.		7,980
60	Arch Chemicals, Inc.		1,707
380	Balchem Corp.		7,520
170	Castle (A.M.) & Co.		4,563
410	Century Aluminum Co.†		13,797
290	Chaparral Steel Co.†		9,877
480	Cleveland-Cliffs, Inc.		18,293
8,980	Coeur d’Alene Mines Corp.†		42,296
335	Deltic Timber Corp.		15,966
120	Georgia Gulf Corp.		3,291
2,421	Graphic Packaging Corp.†		8,861
780	Headwaters, Inc.†		18,213
3,845	Hecla Mining Co.†		22,070
1,960	Hercules, Inc.†		30,909
80	Kronos Worldwide, Inc.		2,303
910	MacDermid, Inc.		29,684
520	Myers Industries, Inc.		8,840
480	Neenah Paper, Inc.		16,430
565	NewMarket Corp.		32,860
160	NL Industries.		1,590
50	NN, Inc.		592
220	Olin Corp.		3,379
600	Omnova Solutions, Inc.†		2,508
1,015	Oregon Steel Mills, Inc.†		49,603
343	Pioneer Cos., Inc.†		8,407
260	Quanex Corp.		7,891
300	Royal Gold, Inc.		8,139
745	RTI International Metals, Inc.†		32,467
460	Silgan Holdings, Inc.		17,278
1,040	Stillwater Mining Co.†		8,736
1,100	Symyx Technologies, Inc.†		23,309
140	Texas Industries, Inc.		7,288
830	U.S. Concrete, Inc.†		5,403
1,010	W.R. Grace & Co.†		13,393
80	Wausau Paper Corp.		1,080
530	Zoltek Cos., Inc.†		13,542

			623,312

Telecommunication Services—2.3%
1,213	@Road, Inc.†		7,084
190	Atlantic Tele-Network, Inc.		3,511
16,671	Cbeyond, Inc.†		457,619
690	Centennial Communications Corp.		3,678
40,522	Cogent Communications Group, Inc.†		469,650
380	Commonwealth Telephone Enterprises, Inc.		15,667
4,802	Dobson Communications Corp., Class A†		33,710
230	Eschelon Telecom, Inc.†		3,908
3,779	FiberTower Corp.†		35,712
970	General Communication, Inc., Class A†		12,018
771	InPhonic, Inc.†		6,106
550	iPCS, Inc.†		29,453
490	North Pittsburgh Systems, Inc.		12,333
360	NTELOS Holdings Corp.†		4,597
40	Shenandoah Telecom Co.		1,739
610	Syniverse Holdings, Inc.†		9,150
3,050	Time Warner Telecom, Inc., Class A†		57,980
534	Vonage Holdings Corp.†		3,674
680	Wireless Facilities, Inc.†		1,455

			1,169,044

Utilities — 0.1%
400	ITC Holdings Corp.		12,480
233	Ormat Technologies, Inc.		7,624

			20,104

Total Common Stock (Cost $49,789,557)			50,369,749

EXCHANGE TRADED FUNDS — 1.1%
7,495	iShares Russell 2000 Growth Index Fund (Cost $544,014)		542,563

	Par
MONEY MARKET FUND — 0.0%#
TCW Galileo Money Market Fund 4.92% (Cost $34,211)		$34,211	34,211

Total Investments — 100.2% (Cost $50,367,782)			50,946,523
Other Assets & Liabilities, Net — (0.2)%			(120,494)

NET ASSETS — 100.0%			$50,826,029

ADR - American Depository Receipt.

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value(a)
COMMON STOCK — 98.1%
Australia — 4.2%
4,100	Alumina, Ltd.	$18,847
3,700	AMP, Ltd.	24,642
3,800	Australia & New Zealand Banking Group, Ltd.	75,948
1,200	Australian Gas Light Co., Ltd.	19,189
23,000	BHP Billiton, Ltd.	436,000
2,700	BlueScope Steel, Ltd.	13,033
1,900	Brambles Industries, Ltd.	18,045
5,200	Caltex Australia, Ltd.	92,627
2,700	Coles Myer, Ltd.	28,939
6,300	Commonwealth Bank of Australia	214,676
400	CSL, Ltd.	16,061
5,800	Foster’s Group, Ltd.	27,808
5,900	GPT Group	20,653
6,900	Insurance Australia Group, Ltd.	27,128
500	Macquarie Bank, Ltd.	25,780
3,100	Macquarie Goodman Group	15,035
7,000	Macquarie Infrastructure Group	16,687
3,300	National Australia Bank, Ltd.	90,141
800	Orica, Ltd.	13,385
2,400	Origin Energy, Ltd.	11,907
40,500	Pacific Brands, Ltd.	76,312
12,800	QBE Insurance Group, Ltd.	233,485
2,400	Rinker Group, Ltd.	24,702
600	Rio Tinto, Ltd.	31,285
3,600	Stockland	19,846
1,600	Suncorp-Metway, Ltd.	26,149
2,333	Sydney Roads Group†	1,930
1,700	TABCORP Holdings, Ltd.	19,813
30,600	Telstra Corp., Ltd.	84,484
1,200	Toll Holdings, Ltd.	13,746
1,000	Wesfarmers, Ltd.	26,025
4,200	Westfield Group	58,861
4,200	Westpac Banking Corp.	71,033
1,000	Woodside Petroleum, Ltd.	29,235
2,200	Woolworths, Ltd.	33,203

		1,956,640

Austria — 0.6%
2,300	Boehler-Uddeholm AG	129,469
400	Erste Bank der Oesterreichischen Sparkassen AG	24,885
3,900	Meinl European Land, Ltd.†	84,948
300	OMV AG	15,556
1,000	Telekom Austria AG	25,220

		280,078

Belgium — 2.2%
2,900	AGFA-Gevaert NV	68,737
800	Belgacom SA	31,188
100	Cofinimmo	18,953
1,000	Delhaize Group	84,007
1,300	Dexia	33,664
2,300	Fortis	93,302
200	Groupe Bruxelles Lambert SA	21,333
5,800	InBev NV	319,463
2,800	KBC Groep NV	294,744
200	Solvay SA	$25,868
200	UCB SA	12,713

		1,003,972

Bermuda — 0.0%#
2,000	Esprit Holdings, Ltd.	18,226

Denmark — 0.6%
2	AP Moller - Maersk A/S	17,119
600	Carlsberg A/S, Class B	50,429
2,600	Danske Bank A/S	102,200
100	DSV A/S	17,470
200	Jyske Bank†	11,517
500	Novo-Nordisk, Class B	37,206
200	Novozymes A/S, Class B	15,246
400	Vestas Wind Systems A/S†	10,655

		261,842

Finland — 1.7%
5,200	Fortum Oyj	138,591
500	KCI Konecranes Oyj	9,474
2,600	Kesko Oyj, Class B	109,283
2,900	Metso Oyj	106,728
12,569	Nokia Oyj	247,595
3,400	Rautaruukki Oyj	97,529
1,100	Sampo Oyj, Class A	22,903
1,600	Stora Enso Oyj, Class R	24,201
1,500	UPM-Kymmene Oyj	35,560

		791,864

France — 9.7%
400	Accor SA	27,224
200	Air Liquide	40,797
2,900	Alcatel SA	35,368
200	Alstom†	18,083
2,900	AXA SA	106,862
5,200	BNP Paribas	558,822
3,600	Bouygues	192,238
2,500	Capgemini SA	132,314
1,200	Carrefour SA	75,732
700	Cie de Saint-Gobain	50,749
200	Cie Generale d’Optique Essilor International SA	20,470
100	CNP Assurances	9,690
400	Compagnie Generale des Etablissements Michelin, Class B	29,309
1,200	Credit Agricole SA	52,615
3,200	France Telecom SA	73,599
600	Gaz de France SA	23,864
500	Groupe Danone	70,122
300	Lafarge SA	38,700
300	Lagardere SCA	21,616
600	L’Oreal SA	60,868

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value(a)
France (continued)
500	LVMH Moet Hennessy Louis Vuitton SA	$51,423
100	Neopost SA	11,948
200	Pernod-Ricard SA	41,600
400	Peugeot SA	22,552
200	PPR	29,635
500	Publicis Groupe	19,693
400	Renault SA	45,817
3,800	Sanofi-Aventis	337,838
500	Schneider Electric SA	55,685
3,700	Societe Generale	587,827
200	Sodexho Alliance SA	11,065
2,200	SOITEC†	63,464
4,600	Suez SA	202,115
300	Technip SA	17,095
8,400	Total SA	550,960
100	Unibail	21,013
470	Vallourec	109,566
600	Veolia Environnement	36,155
2,200	Vinci SA	244,582
10,300	Vivendi SA	370,948

		4,470,023

Germany — 7.4%
400	Adidas AG	18,799
800	Allianz AG	138,144
200	Altana AG	11,027
1,000	BASF AG	79,957
1,400	Bayer AG	71,310
1,500	Bayerische Motoren Werke AG	80,236
1,300	Commerzbank AG	43,692
3,100	Continental AG	358,860
1,900	DaimlerChrysler AG	94,744
2,300	Deutsche Bank AG	276,605
200	Deutsche Boerse AG	30,015
1,700	Deutsche Post AG	44,599
5,300	Deutsche Telekom AG	84,140
3,400	E.ON AG	403,204
1,310	Fresenius AG	233,406
100	Fresenius Medical Care AG & Co. KGaA	12,962
1,700	Heidelberger Druckmaschinen	69,962
1,400	Henkel KGaA	194,482
400	Hypo Real Estate Holding AG	24,935
1,700	Infineon Technologies AG†	20,128
200	Linde AG	18,821
2,000	MAN AG	168,925
1,100	Merck KGaA	116,484
400	Metro AG	23,346
2,000	MTU Aero Engines Holding AG	74,719
400	Muenchener Rueckversicherungs AG	63,123
17	Porsche AG	17,591
800	RWE AG	73,694
800	SAP AG	158,398
1,600	Siemens AG	139,219
6,400	ThyssenKrupp AG	214,976
400	Volkswagen AG^	34,038
300	Volkswagen AG^	17,725

		3,412,266

Greece — 0.6%
1,000	Alpha Bank AE	26,688
4,700	Coca Cola Hellenic Bottling Co. SA	161,757
700	EFG Eurobank Ergasias SA	21,438
800	Hellenic Telecommunications
	Organization SA†	19,584
800	National Bank of Greece SA	34,517
500	OPAP SA	16,826

		280,810

Hong Kong — 1.4%
25,000	Bank of East Asia, Ltd.	114,054
9,000	BOC Hong Kong Holdings, Ltd.	20,206
3,200	Cheung Kong Holdings, Ltd.	34,319
33,000	China Mobile, Ltd.	232,842
4,500	CLP Holdings, Ltd.	27,247
1,800	Hang Seng Bank, Ltd.	22,750
9,000	Hong Kong & China Gas Co.	21,088
2,000	Hong Kong Exchanges & Clearing, Ltd.	14,569
3,000	HongKong Electric Holdings	14,025
5,000	Hutchison Whampoa, Ltd.	44,107
3,000	Sun Hung Kai Properties, Ltd.	32,714
2,500	Swire Pacific, Ltd., Class A	26,098
15,000	Wharf Holdings, Ltd.	51,360

		655,379

Ireland — 1.4%
7,000	Allied Irish Banks PLC	187,078
2,100	Bank of Ireland	40,878
12,300	C&C Group PLC	167,095
6,100	CRH PLC	206,092
1,100	Depfa Bank PLC	20,276
800	Elan Corp. PLC†	12,332
700	Irish Life & Permanent PLC	17,526

		651,277

Italy — 3.6%
38,600	AEM SpA	104,296
1,900	Assicurazioni Generali SpA	71,009
700	Autostrade SpA	20,741
40,500	Banca Intesa SpA^	266,289
2,300	Banca Intesa SpA^	14,075
2,100	Banca Monte dei Paschi di Siena SpA	12,733
700	Banche Popolari Unite Scpa	18,841
800	Banco Popolare di Verona e Novara	22,108
30,100	Capitalia SpA	249,018
9,500	Enel SpA	86,718
14,100	ENI SpA	418,960
1,400	Fiat SpA†	22,301

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value(a)
Italy (continued)
1,200	Finmeccanica SpA	$26,800
2,200	Mediaset SpA	23,643
1,200	Mediobanca SpA	26,175
2,300	SanPaolo IMI SpA	48,624
3,800	Snam Rete Gas SpA	18,450
21,600	Telecom Italia SpA, RNC	61,251
14,500	Telecom Italia SpA, RNC	34,897
14,100	UniCredito Italiano SpA	117,015

		1,663,944

Japan — 22.4%
200	Acom Co., Ltd.	8,528
400	Advantest Corp.	19,943
1,300	Aeon Co., Ltd.	31,902
200	Aiful Corp.	7,735
500	Aisin Seiki Co., Ltd.	14,630
2,000	Ajinomoto Co., Inc.	21,541
1,000	Amada Co., Ltd.	10,054
1,300	Asahi Breweries, Ltd.	18,948
2,000	Asahi Glass Co., Ltd.	24,673
3,000	Asahi Kasei Corp.	19,233
1,100	Astellas Pharma, Inc.	44,286
2,000	Bank of Fukuoka, Ltd. (The)	14,702
3,000	Bank of Yokohama, Ltd. (The)	23,669
1,300	Bridgestone Corp.	26,325
9,051	Canon, Inc.	473,000
4	Central Japan Railway Co.	42,627
2,000	Chiba Bank, Ltd. (The)	17,851
1,200	Chubu Electric Power Co, Inc.	31,202
700	Chugai Pharmaceutical Co., Ltd.	15,063
400	Credit Saison Co., Ltd.	16,869
2,000	Dai Nippon Printing Co., Ltd.	30,856
4,700	Daiichi Sankyo Co., Ltd.	133,121
700	Daikin Industries, Ltd.	20,734
5,000	Dainippon Sumitomo Pharma Co., Ltd.	60,038
200	Daito Trust Construction Co., Ltd.	10,863
1,000	Daiwa House Industry Co., Ltd.	17,300
12,000	Daiwa Securities Group, Inc.	140,391
1,300	Denso Corp.	45,765
6	Dentsu, Inc.	16,327
1,500	Diamond Lease Co., Ltd.	72,153
16	East Japan Railway Co.	111,913
500	Eisai Co., Ltd.	24,209
600	Electric Power Development Co., Ltd.	21,407
400	Fanuc, Ltd.	31,221
1,000	FUJIFILM Holdings Corp.	36,462
1,000	Fujikura, Ltd.	10,960
22,000	Fujitsu, Ltd.	181,511
100	Hirose Electric Co., Ltd.	13,260
8,000	Hitachi, Ltd.	46,593
600	Hokkaido Electric Power Co, Inc.	14,557
3,000	Hokuhoku Financial Group, Inc.	11,312
14,000	Honda Motor Co., Ltd.	470,502
1,000	Hoya Corp.	37,714
300	Ibiden Co., Ltd.	15,857
2	Inpex Holdings, Inc.†	15,911
3,000	Itochu Corp.	23,277
9	Japan Tobacco, Inc.	35,033
1,100	JFE Holdings, Inc.	43,147
2,000	Joyo Bank, Ltd. (The)	11,868
900	JS Group Corp.	18,841
900	JTEKT Corp.	17,475
3,000	Kajima Corp.	13,707
1,700	Kansai Electric Power Co, Inc. (The)	39,197
1,000	Kao Corp.	26,659
5	KDDI Corp.	31,212
3,000	Keio Corp.	20,032
100	Keyence Corp.	23,015
6,000	Kintetsu Corp.	18,784
2,000	Kirin Brewery Co., Ltd.	26,720
2,000	Kobayashi Pharmaceutical Co., Ltd.	76,435
7,000	Kobe Steel, Ltd.	21,998
20,000	Komatsu, Ltd.	346,068
1,000	Konica Minolta Holdings, Inc.†	13,408
28,600	Kubota Corp.	234,853
1,300	Kuraray Co., Ltd.	14,467
400	Kyocera Corp.	34,231
900	Kyushu Electric Power Co, Inc.	21,264
3,200	Makita Corp.	94,116
4,000	Marubeni Corp.	19,935
1,100	Marui Co., Ltd.	16,146
11,000	Matsushita Electric Industrial Co., Ltd.	232,611
1,500	Millea Holdings, Inc.	52,318
3,000	Mitsubishi Chemical Holdings Corp.	18,792
8,400	Mitsubishi Corp.	158,221
24,000	Mitsubishi Electric Corp.	202,350
2,000	Mitsubishi Estate Co., Ltd.	43,740
15,000	Mitsubishi Gas Chemical Co., Inc.	163,345
7,000	Mitsubishi Heavy Industries, Ltd.	28,998
4,000	Mitsubishi Materials Corp.	16,529
16	Mitsubishi UFJ Financial Group, Inc.	205,884
3,000	Mitsui & Co., Ltd.	38,236
2,000	Mitsui Fudosan Co., Ltd.	45,485
2,000	Mitsui OSK Lines, Ltd.	14,810
3,000	Mitsui Sumitomo Insurance Co., Ltd.	37,570
1,000	Mitsui Trust Holdings, Inc.	11,401
43	Mizuho Financial Group, Inc.	333,864
500	Murata Manufacturing Co., Ltd.	34,758
6,000	NEC Corp.	32,874
300	Nidec Corp.	22,629
2,000	Nikko Cordial Corp.	23,244
6,000	Nikon Corp.	124,149
200	Nintendo Co., Ltd.	41,238
3,000	Nippon Express Co., Ltd.	16,104
2,000	Nippon Mining Holdings, Inc.	14,174
3,000	Nippon Oil Corp.	22,141
12,000	Nippon Steel Corp.	49,401
14,000	Nippon Suisan Kaisha, Ltd.	77,055

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value(a)
Japan (continued)
52	Nippon Telegraph & Telephone Corp.	$254,217
2,000	Nippon Yusen KK	12,193
4,700	Nissan Motor Co., Ltd.	52,626
400	Nitto Denko Corp.	23,696
10,200	Nomura Holdings, Inc.	179,573
3,000	NSK, Ltd.	25,342
4	NTT Data Corp.	18,482
36	NTT DoCoMo, Inc.	55,461
3,000	Obayashi Corp.	21,132
1,000	Olympus Corp.	29,469
600	Omron Corp.	14,723
300	Oriental Land Co., Ltd.	16,834
1,200	ORIX Corp.	331,553
6,000	Osaka Gas Co., Ltd.	20,937
300	Promise Co., Ltd.	11,927
10	Resona Holdings, Inc.	30,031
1,000	Ricoh Co., Ltd.	19,899
300	Rohm Co., Ltd.	27,928
1,900	Sankyo Co., Ltd.	101,453
500	Secom Co., Ltd.	24,777
600	Sega Sammy Holdings, Inc.	19,319
300	Seiko Epson Corp.	8,173
2,000	Sekisui Chemical Co., Ltd.	16,860
2,000	Sekisui House, Ltd.	30,273
1,700	Seven & I Holdings Co., Ltd.	54,771
2,000	Sharp Corp.	34,322
900	Shin-Etsu Chemical Co., Ltd.	57,478
4,000	Shinsei Bank, Ltd.	24,412
1,000	Shiseido Co., Ltd.	19,971
2,000	Shizuoka Bank, Ltd. (The)	21,759
3,000	Showa Denko KK	12,952
200	SMC Corp.	26,493
1,600	Softbank Corp.	33,126
2,000	Sompo Japan Insurance, Inc.	26,223
2,000	Sony Corp.	80,772
2,300	Sumco Corp.	170,753
3,000	Sumitomo Chemical Co., Ltd.	22,397
3,000	Sumitomo Corp.	37,510
1,900	Sumitomo Electric Industries, Ltd.	25,697
2,000	Sumitomo Heavy Industries, Ltd.	16,739
55,000	Sumitomo Metal Industries, Ltd.	211,103
2,000	Sumitomo Metal Mining Co., Ltd.	26,263
18	Sumitomo Mitsui Financial Group, Inc.	189,016
1,000	Sumitomo Realty & Development Co., Ltd.	29,416
26,900	Sumitomo Trust & Banking Co., Ltd. (The)	282,152
500	T&D Holdings, Inc.	36,224
1,000	Takashimaya Co., Ltd.	12,722
4,300	Takeda Pharmaceutical Co., Ltd.	268,682
300	Takefuji Corp.	13,775
1,100	TDK Corp.	88,109
2,000	Teijin, Ltd.	10,788
500	Terumo Corp.	18,955
4,000	Tobu Railway Co., Ltd.	20,182
900	Tohoku Electric Power Co, Inc.	19,686
6,000	Tokyo Electric Power Co, Inc. (The)	172,758
2,400	Tokyo Electron, Ltd.	177,417
5,000	Tokyo Gas Co., Ltd.	25,073
4,000	Tokyu Corp.	27,537
2,000	Toppan Printing Co., Ltd.	22,162
3,000	Toray Industries, Inc.	22,590
19,000	Toshiba Corp.	123,287
5,000	Toyo Suisan Kaisha, Ltd.	72,081
600	Toyota Industries Corp.	25,478
9,900	Toyota Motor Corp .	538,726
600	Toyota Tsusho Corp.	15,806
5	West Japan Railway Co.	21,363
38	Yahoo! Japan Corp.	14,294
200	Yamada Denki Co., Ltd.	20,084
600	Yamaha Motor Co., Ltd.	15,930
1,000	Yamato Holdings Co., Ltd.	14,469

		10,325,908

Netherlands — 3.9%
3,500	ABN AMRO Holding NV	102,054
2,800	Aegon NV	52,499
600	Akzo Nobel NV	36,943
6,200	ASML Holding NV†	144,387
200	Euronext NV	19,425
800	European Aeronautic Defence and Space Co. NV	22,990
1,800	Fugro NV, CVA	76,036
500	Heineken NV	22,874
3,400	ING Groep NV^	148,527
11,800	ING Groep NV, CVA^	518,569
3,200	Koninklijke Ahold NV†	33,960
4,300	Koninklijke DSM NV	188,561
2,800	Koninklijke Philips Electronics NV	98,004
1,082	Mittal Steel Co. NV	37,786
1,500	Reed Elsevier NV	25,011
200	Rodamco Europe NV	23,292
3,800	Royal KPN NV	48,418
400	Royal Numico NV	18,008
1,700	STMicroelectronics NV	29,382
800	TNT NV	30,355
3,400	Unilever NV, CVA	83,589
700	Wolters Kluwer NV	18,236

		1,778,906

New Zealand — 0.2%
12,000	Fletcher Building, Ltd.	67,226
7,400	Telecom Corp. of New Zealand, Ltd.	20,830

		88,056

Norway — 1.2%
13,300	DNB NOR ASA	162,681
6,600	Norsk Hydro ASA	147,519
4,110	Orkla ASA	195,404
1,600	Statoil ASA	38,101

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value(a)
Norway (continued)
1,600	Telenor ASA	$20,805

		564,510

Portugal — 0.2%
5,800	Banco Comercial Portugues SA	18,023
1,300	Brisa-Auto Estradas de Portugal SA	14,402
5,900	Energias de Portugal SA	25,555
1,700	Portugal Telecom SGPS SA	21,207

		79,187

Singapore — 0.4%
2,000	DBS Group Holdings, Ltd.	24,142
6,000	Oversea-Chinese Banking Corp.	24,720
2,000	Singapore Airlines, Ltd.	18,354
16,000	Singapore Telecommunications, Ltd.	24,529
10,000	United Overseas Bank, Ltd.	102,473

		194,218

Spain — 3.5%
600	Abertis Infraestructuras SA	15,740
5,600	ACS Actividades Cons y Serv	265,345
500	Altadis SA	23,754
6,500	Banco Bilbao Vizcaya Argentaria SA	150,314
2,000	Banco Popular Espanol SA	32,793
15,700	Banco Santander Central Hispano SA	247,944
1,400	Cintra Concesiones de Infraestructuras de Transporte SA	19,706
3,200	Corp. Mapfre SA	66,891
1,800	Endesa SA	76,607
300	Fomento de Construcciones y Contratas SA	23,967
200	Grupo Ferrovial SA	16,059
1,700	Iberdrola SA	75,913
500	Inditex SA	23,320
5,900	Repsol YPF SA	175,388
23,300	Telefonica SA	403,348

		1,617,089

Sweden — 2.6%
1,000	Assa Abloy AB, Class B	18,583
1,000	Atlas Copco AB, Class A	26,238
700	Atlas Copco AB, Class B	17,517
900	Electrolux AB, Class B	14,610
1,100	Hennes & Mauritz AB, Class B	46,025
16,300	Nordea Bank AB	213,491
2,400	Sandvik AB	27,490
500	Scania AB, Class B	29,812
800	Securitas AB, Class B	10,030
800	Securitas Direct AB, Class B†	2,009
800	Securitas Systems AB, Class B†	3,002
10,800	Skandinaviska Enskilda Banken AB, Class A	290,412
1,600	SKF AB, Class B	23,395
2,600	Svenska Cellulosa AB, Class B	119,304
1,200	Svenska Handelsbanken, Class A	32,430
29,000	Telefonaktiebolaget LM Ericsson, Class B	100,194
4,000	TeliaSonera AB	25,603
300	Volvo AB, Class A	18,577
3,000	Volvo AB, Class B	178,737

		1,197,459

Switzerland — 6.7%
3,800	ABB, Ltd.	50,066
300	Adecco SA	18,087
1,310	Baloise Holding AG	128,495
1,200	Compagnie Financiere Richemont AG, Class A	57,791
8,900	Credit Suisse Group	514,651
11	Geberit AG	13,407
500	Holcim, Ltd.	40,835
800	Nestle SA	278,759
100	Nobel Biocare Holding AG	24,589
4,400	Novartis AG	256,710
3,300	Roche Holding AG	570,132
170	Sulzer AG	135,629
500	Swatch Group AG	96,566
700	Swiss Reinsurance	53,507
46	Swisscom AG	15,316
200	Syngenta AG†	30,157
100	Synthes, Inc.	11,106
6,200	UBS AG	370,615
1,600	Zurich Financial Services AG	392,835

		3,059,253

United Kingdom — 23.6%
1,100	3i Group PLC	19,244
11,489	Alliance Boots PLC	166,530
2,100	Amvescap PLC	22,784
2,700	Anglo American PLC	113,522
6,300	AstraZeneca PLC	393,487
21,400	Aviva PLC	313,543
6,500	BAE Systems PLC	48,073
30,100	Barclays PLC	379,579
9,700	Barratt Developments PLC	193,565
13,200	BG Group PLC	160,398
4,900	BHP Billiton PLC	84,432
1,100	BOC Group PLC	32,953
75,100	BP PLC	821,017
27,800	British Airways PLC†	222,164
9,800	British American Tobacco PLC	265,054
1,100	British Land Co. PLC	28,061
2,600	British Sky Broadcasting Group PLC	26,549
45,100	BT Group PLC	226,559
4,300	Cadbury Schweppes PLC	45,697
1,500	Capita Group PLC	15,370
400	Carnival PLC	19,121
6,700	Centrica PLC	40,775
5,200	Compass Group PLC	26,126
1,800	Corus Group PLC	13,081

See Notes to Statements of Investments.

.WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value(a)
United Kingdom (continued)
5,400	Diageo PLC	$95,359
4,200	DSG International PLC	17,197
2,600	EMI Group PLC	12,941
10,300	Enterprise Inns PLC	203,313
4,000	Friends Provident PLC	14,490
1,400	Gallaher Group PLC	22,894
24,216	GlaxoSmithKline PLC	644,021
7,900	Greene King PLC	133,549
1,900	GUS PLC	34,339
700	Hammerson PLC	17,182
1,900	Hanson PLC	27,443
26,800	HBOS PLC	529,940
37,915	HSBC Holdings PLC^	691,664
700	HSBC Holdings PLC^	12,777
2,600	Imperial Chemical Industries PLC	19,319
1,400	Imperial Tobacco Group PLC	46,611
1,000	Intercontinental Hotels Group PLC	17,498
54,800	International Power PLC	320,953
12,200	ITV PLC	22,075
600	Johnson Matthey PLC	15,468
5,300	Kelda Group PLC	84,371
5,800	Kingfisher PLC	26,645
1,300	Ladbrokes PLC	9,467
900	Land Securities Group PLC	33,132
13,300	Legal & General Group PLC	35,434
10,800	Lloyds TSB Group PLC	109,196
500	London Stock Exchange Group PLC	11,584
4,200	Man Group PLC	35,224
21,800	Marks & Spencer Group PLC	262,268
1,700	Mitchells & Butlers PLC	18,777
24,200	National Grid PLC	302,205
700	Next PLC	24,840
11,100	Old Mutual PLC	34,792
2,100	Pearson PLC	29,873
4,800	Prudential PLC	59,479
700	Punch Taverns PLC	12,712
1,300	Reckitt Benckiser PLC	53,855
2,700	Reed Elsevier PLC	29,972
5,000	Rentokil Initial PLC	13,704
3,500	Reuters Group PLC	28,424
1,700	Rexam PLC	18,183
2,000	Rio Tinto PLC	94,645
4,445	Rolls-Royce Group PLC†	37,671
5,800	Royal & Sun Alliance Insurance Group	16,170
12,500	Royal Bank of Scotland Group PLC	430,100
7,500	Royal Dutch Shell PLC, Class A	247,990
17,100	Royal Dutch Shell PLC, Class B	581,717
2,000	SABMiller PLC	37,342
4,100	Sage Group (The) PLC	19,269
3,500	Sainsbury (J) PLC	24,591
2,200	Scottish & Newcastle PLC	23,473
1,700	Scottish & Southern Energy PLC	41,874
2,600	Scottish Power PLC	31,669
600	Severn Trent PLC	14,989
2,400	Smith & Nephew PLC	22,001
1,600	Smiths Group PLC	26,829
800	Tate & Lyle PLC	10,775
15,300	Tesco PLC	103,096
1,600	Trinity Mirror PLC	14,282
2,500	Unilever PLC	61,585
10,500	United Business Media PLC	130,240
1,700	United Utilities PLC	22,444
199,814	Vodafone Group PLC	456,413
935	Whitbread PLC	22,654
1,700	William Hill PLC	20,477
1,400	Wolseley PLC	29,383
14,300	WPP Group PLC	177,134
7,900	Xstrata PLC	326,147
2,300	Yell Group PLC	25,627

		10,861,441

Total Common Stock (Cost $ 39,837,139)		45,212,348

EXCHANGE TRADED FUNDS — 0.9%
United States — 0.9%
5,500	iShares MSCI EAFE Index Fund (Cost $368,176)	372,460

RIGHTS — 0.0%#
1,900	Experian Group expire 10/04/06 (Cost $0)	0

Total Investments — 99.0% (Cost $40,205,315)		45,584,808
Other Assets & Liabilities, Net — 1.0%		482,340

NET ASSETS — 100.0%		$46,067,148

^	Securities incorporated in the same country but traded on different exchanges.

†	Non-income producing security.

(a)	Fair valued securities - See Note 1.

#	Amount represents less than 0.1% of net assets.

Securities presented by industry:

(as a percentage of market value)

Consumer Discretionary	12.2%
Consumer Staples	7.2
Energy	7.5
Financials	30.2
Health Care	7.3
Industrials	10.2
Information Technology	5.7
Materials	7.8
Telecommunication Services	5.4
Utilities	5.7
Exhange Traded Funds	0.8

100.0%

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
COMMON STOCK — 95.1%
Consumer Discretionary — 10.8%
8,500	Autoliv, Inc.	$468,435
6,200	Black & Decker Corp.	491,970
6,800	BorgWarner, Inc.	388,756
21,800	CBS Corp., Class B	614,106
26,700	Comcast Corp., Class A†	983,895
13,700	Dollar General Corp.	186,731
15,500	Family Dollar Stores, Inc.	453,220
9,400	Gannett Co, Inc.	534,202
25,600	Gap, Inc. (The)	485,120
13,500	Jones Apparel Group, Inc.	437,940
3,420	Liberty Media Holding Corp. - Capital Series ‘A’†	285,809
17,100	Liberty Media Holding Corp. - Interactive ‘A’†	348,498
23,100	Limited Brands, Inc.	611,919
11,900	Mattel, Inc.	234,430
22,900	McDonald’s Corp.	895,848
8,500	Newell Rubbermaid, Inc.	240,720
17,600	Office Depot, Inc.†	698,720
9,900	Saks, Inc.	171,072
14,200	Target Corp.	784,550

		9,315,941

Consumer Staples — 11.1%
24,500	Coca-Cola Co. (The)	1,094,660
10,900	Colgate-Palmolive Co.	676,890
24,200	ConAgra Foods, Inc.	592,416
11,800	General Mills, Inc.	667,880
10,200	Kellogg Co.	505,104
9,500	Kimberly-Clark Corp.	620,920
6,800	Kraft Foods, Inc., Class A	242,488
33,300	Kroger Co. (The)	770,562
19,100	PepsiCo, Inc.	1,246,466
31,100	Procter & Gamble Co.	1,927,578
20,600	Safeway, Inc.	625,210
34,300	Sara Lee Corp.	551,201

		9,521,375

Energy — 3.5%
56,800	El Paso Corp.	774,752
9,400	ENSCO International, Inc .	412,002
10,400	Marathon Oil Corp.	799,760
7,200	Noble Corp.	462,096
12,200	Rowan Cos., Inc.	385,886
2,600	Schlumberger, Ltd.	161,278

		2,995,774

Financials — 26.5%
4,900	ACE, Ltd .	268,177
4,700	Allstate Corp. (The)	294,831
25,000	American International Group, Inc.	1,656,500
41,700	Bank of America Corp.	2,233,869
3,800	BB&T Corp.	166,364
11,100	Chubb Corp.	576,756
44,200	Citigroup, Inc.	2,195,414
9,700	Comerica, Inc.	552,124
15,300	Fannie Mae	855,423
11,900	Freddie Mac	789,327
17,900	Genworth Financial, Inc., Class A	626,679
3,100	Goldman Sachs Group, Inc.	524,427
6,800	Hartford Financial Services Group, Inc.	589,900
7,300	Huntington Bancshares, Inc.	174,689
34,200	JPMorgan Chase & Co.	1,606,032
13,100	KeyCorp	490,464
5,600	Lehman Brothers Holdings, Inc.	413,616
4,300	MBIA, Inc.	264,192
14,100	Mellon Financial Corp.	551,310
12,100	Merrill Lynch & Co., Inc.	946,462
12,850	Metlife, Inc.	728,338
2,500	MGIC Investment Corp.	149,925
1,400	Morgan Stanley	102,074
15,300	National City Corp.	559,980
9,400	Old Republic International Corp.	208,210
900	PartnerRe, Ltd.	60,813
3,600	Prudential Financial, Inc.	274,500
14,460	St. Paul Travelers Cos., Inc. (The)	678,029
8,200	SunTrust Banks, Inc.	633,696
7,800	Torchmark Corp.	492,258
6,500	U.S. Bancorp	215,930
12,000	UnumProvident Corp.	232,680
17,900	Wachovia Corp.	998,820
4,025	Waddell & Reed Financial, Inc., Class A	99,619
16,100	Washington Mutual, Inc.	699,867
11,400	Wells Fargo & Co.	412,452
7,700	XL Capital, Ltd., Class A	528,990

		22,852,737

Health Care — 8.9%
2,300	Abbott Laboratories	111,688
8,400	AmerisourceBergen Corp.	379,680
2,000	Amgen, Inc.†	143,060
7,500	Bristol-Myers Squibb Co.	186,900
6,200	Cardinal Health, Inc.	407,588
16,300	Eli Lilly & Co.	929,100
21,000	Johnson & Johnson	1,363,740
6,600	McKesson Corp.	347,952
29,000	Merck & Co., Inc.	1,215,100
69,400	Pfizer, Inc.	1,968,184
12,200	Wyeth	620,248

		7,673,240

Industrials — 6.2%
7,800	Avery Dennison Corp.	469,326
4,800	Cooper Industries, Ltd., Class A	409,056
21,000	CSX Corp.	689,430
8,600	Eaton Corp.	592,110
6,300	Emerson Electric Co.	528,318
11,600	Ingersoll-Rand Co., Ltd., Class A	440,568

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND	September 30, 2006
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value
Industrials (continued)
14,500	Norfolk Southern Corp.	$638,725
4,800	Paccar, Inc.	273,696
8,700	SPX Corp.	464,928
29,800	Tyco International, Ltd.	834,102

		5,340,259

Information Technology — 14.6%
14,228	ADC Telecommunications, Inc.†	213,420
13,500	Agere Systems, Inc.†	201,555
23,900	Applied Materials, Inc.	423,747
7,400	Arrow Electronics, Inc.†	202,982
15,100	Ceridian Corp.†	337,636
64,500	Cisco Systems, Inc.†	1,483,500
11,000	Corning, Inc.†	268,510
25,000	Electronic Data Systems Corp.	613,000
49,500	EMC Corp.†	593,010
33,200	Hewlett-Packard Co.	1,218,108
9,500	Ingram Micro, Inc., Class A†	182,020
20,100	Intel Corp.	413,457
16,400	International Business Machines Corp.	1,343,816
8,700	Lexmark International, Inc., Class A†	501,642
81,500	Microsoft Corp.	2,227,395
25,000	Nokia Oyj ADR	492,250
24,200	Oracle Corp.†	429,308
3,500	QUALCOMM, Inc.	127,225
58,900	Sanmina-SCI Corp.†	220,286
96,200	Solectron Corp.†	313,612
10,000	Tech Data Corp.†	365,300
18,700	Tellabs, Inc.†	204,952
12,200	Vishay Intertechnology, Inc.†	171,288

		12,548,019

Materials — 4.0%
3,900	Ashland, Inc.	248,742
10,000	Bemis Co.	328,600
11,000	Crown Holdings, Inc.†	204,600
17,100	Dow Chemical Co. (The)	666,558
6,000	Hercules, Inc.†	94,620
9,900	Lubrizol Corp .	452,727
23,300	Owens-Illinois, Inc.†	359,286
9,000	PPG Industries, Inc.	603,720
17,200	Smurfit-Stone Container Corp.†	192,640
8,800	Sonoco Products Co.	296,032

		3,447,525

Telecommunication Services — 6.2%
5,200	American Tower Corp., Class A†	189,800
44,000	AT&T, Inc.	1,432,640
25,500	BellSouth Corp.	1,090,125
16,000	Crown Castle International Corp.†	563,840
1,920	EMBARQ Corp.	92,871
42,600	Sprint Nextel Corp.	730,590
34,000	Verizon Communications, Inc.	1,262,420

		5,362,286

Utilities — 3.3%
9,200	Constellation Energy Group, Inc.	544,640
8,300	Dominion Resources, Inc.	634,867
6,400	Entergy Corp.	500,672
8,400	Pinnacle West Capital Corp.	378,420
17,000	Wisconsin Energy Corp.	733,380

		2,791,979

Total Investments — 95.1% (Cost $ 68,579,671)		81,849,135
Other Assets & Liabilities, Net — 4.9%		4,234,294

NET ASSETS — 100.0%		$86,083,429

ADR	- American Depository Receipt.

†	Non-income producing security.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
2010 AGGRESSIVE FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 90.6%
903	Wilshire Variable Insurance Trust Equity Fund*	$22,332
744	Wilshire Variable Insurance Trust Income Fund*	9,491
606	Wilshire Variable Insurance Trust International Equity Fund*	8,933
987	Wilshire Variable Insurance Trust Short-Term Investment Fund*	10,608
341	Wilshire Variable Insurance Trust Small Cap Growth Fund*	4,467

Total Investments in Underlying Funds (Cost $53,837)		55,831
Other Assets & Liabilities, Net — 9.4%		5,823

NET ASSETS — 100.0%		$61,654

*	Affiliated fund.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
2010 MODERATE FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 94.7%
1,006	Wilshire Variable Insurance Trust Equity Fund*	$24,899
1,719	Wilshire Variable Insurance Trust Income Fund*	21,912
676	Wilshire Variable Insurance Trust International Equity Fund*	9,960
3,428	Wilshire Variable Insurance Trust Short-Term Investment Fund*	36,851
457	Wilshire Variable Insurance Trust Small Cap Growth Fund*	5,976

Total Investments in Underlying Funds (Cost $97,009)		99,598
Other Assets & Liabilities, Net — 5.3%		5,555

NET ASSETS — 100.0%		$105,153

*	Affiliated fund.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
2010 CONSERVATIVE FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 96.4%
716	Wilshire Variable Insurance Trust Equity Fund*	$17,708
4,051	Wilshire Variable Insurance Trust Income Fund*	51,649
701	Wilshire Variable Insurance Trust International Equity Fund*	10,330
6,040	Wilshire Variable Insurance Trust Short-Term Investment Fund*	64,930
225	Wilshire Variable Insurance Trust Small Cap Growth Fund*	2,951

Total Investments in Underlying Funds (Cost $144,821)		147,568
Other Assets & Liabilities, Net — 3.6%		5,443

NET ASSETS — 100.0%		$153,011

*	Affiliated fund.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
2015 MODERATE FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 98.4%
11,191	Wilshire Variable Insurance Trust Equity Fund*	$276,865
14,929	Wilshire Variable Insurance Trust Income Fund*	190,344
6,461	Wilshire Variable Insurance Trust International Equity Fund*	95,172
21,731	Wilshire Variable Insurance Trust Short-Term Investment Fund*	233,604
5,288	Wilshire Variable Insurance Trust Small Cap Growth Fund*	69,216

Total Investments in Underlying Funds (Cost $859,267)		865,201
Other Assets & Liabilities, Net — 1.6%		13,655

NET ASSETS — 100.0%		$878,856

*	Affiliated fund.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
2025 MODERATE FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 98.5%
8,360	Wilshire Variable Insurance Trust Equity Fund*	$206,830
7,725	Wilshire Variable Insurance Trust Income Fund*	98,491
3,678	Wilshire Variable Insurance Trust International Equity Fund*	54,170
8,246	Wilshire Variable Insurance Trust Short-Term Investment Fund*	88,641
3,386	Wilshire Variable Insurance Trust Small Cap Growth Fund*	44,321

Total Investments in Underlying Funds (Cost $479,581)		492,453
Other Assets & Liabilities, Net — 1.5%		7,661

NET ASSETS — 100.0%		$500,114

*	Affiliated fund.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
2035 MODERATE FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 92.5%
1,770	Wilshire Variable Insurance Trust Equity Fund*	$43,785
602	Wilshire Variable Insurance Trust Income Fund*	7,682
626	Wilshire Variable Insurance Trust International Equity Fund*	9,218
572	Wilshire Variable Insurance Trust Short-Term Investment Fund*	6,145
763	Wilshire Variable Insurance Trust Small Cap Growth Fund*	9,986

Total Investments in Underlying Funds (Cost $74,615)		76,816
Other Assets & Liabilities, Net — 7.5%		6,193

NET ASSETS — 100.0%		$83,009

*	Affiliated fund.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
2045 MODERATE FUND	September 30, 2006
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 92.1%
1,898	Wilshire Variable Insurance Trust Equity Fund*	$46,946
105	Wilshire Variable Insurance Trust Income Fund*	1,341
683	Wilshire Variable Insurance Trust International Equity Fund*	10,060
666	Wilshire Variable Insurance Trust Small Cap Growth Fund*	8,718

Total Investments in Underlying Funds (Cost $64,863)		67,065
Other Assets & Liabilities, Net — 7.9%		5,786

NET ASSETS — 100.0%		$72,851

*	Affiliated fund.

See Notes to Statements of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)
September 30, 2006

1.	Significant Accounting Policies.

Security Valuation — A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Trustees or as determined in good faith by the Pricing Committee, whose members are representatives of Wilshire Associates Incorporated (the “Adviser”), or the Trust’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. Investments in funds within the Balanced Fund are valued at their net asset value as reported by the underlying funds.

When-Issued Securities — The Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Income Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Income Fund may dispose of such securities prior to settlement if its subadviser deems it appropriate to do so. The Income Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Income Fund will normally realize a capital gain or loss in connection with these transactions. When the Income Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Income Fund’s custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Income Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that the Income Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by PFPC Trust Company and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

Mortgage Dollar Rolls — The Income Fund may enter into mortgage dollar rolls in which Income Fund makes a forward commitment to purchase or sell a security and, instead of accepting or making delivery, the position is offset by a sale or purchase of the security with a simultaneous agreement to repurchase or resell similar, but not identical, securities at an agreed upon price in the future. The Income Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The Income Fund must maintain liquid securities having a value not less than the repurchase price, including accrued interest, for such dollar rolls. Losses may arise due to changes in values of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Income Fund’s right to repurchase or resell securities may be limited.

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) - (CONTINUED)
September 30, 2006

Asset Backed Securities — These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors’ exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

Collateralized Mortgage Obligations — Planned Amortization Class (PAC) — These securities have a predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

American Depository Receipts (ADR) — A certificate issued by an American bank to evidence ownership of original foreign shares. The certificate is transferable and can be traded. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank.

Foreign Currency Transactions — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

•	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Forward Currency Contracts — The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

At September 30, 2006 the Income Fund had the following open forward currency contracts:

Foreign Currency	Local Currency	Expiration Date	Current Value U.S. Dollar	Unrealized Appreciation (Depreciation)
Short Contracts:
Australian Dollar	413,358	11/7/2006	$307,813	$4,045
Canadian Dollar	214,469	11/7/2006	192,102	(3,423)
Euro Currency	238,156	11/7/2006	302,672	(8)
Euro Currency	480,000	1/10/2007	611,994	5,584
New Zealand Dollar	523,279	1/10/2007	339,472	4,337

Net Unrealized Appreciation				$10,535

2.	Tax Information.

No provision for Federal income taxes is required since each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) - (CONTINUED)
September 30, 2006

permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2006.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at September 30, 2006 for each Fund is as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Equity Fund	$459,978,807	$57,494,563	$(8,868,841)	$48,625,722
Balanced Fund	219,507,196	36,528,161	—	36,528,161
Income Fund	138,878,789	2,026,641	(1,322,486)	704,155
Short-Term Investment Fund	2,591,274	437	(148)	289
Small Cap Growth Fund	50,367,782	3,293,273	(2,714,532)	578,741
International Equity Fund	40,205,315	5,796,692	(417,199)	5,379,493
Socially Responsible Fund	68,579,671	15,046,425	(1,776,961)	13,269,464
2010 Aggressive Fund	53,837	1,994	—	1,994
2010 Moderate Fund	97,009	2,589	—	2,589
2010 Conservative Fund	144,821	2,747	—	2,747
2015 Moderate Fund	859,267	6,330	(396)	5,934
2025 Moderate Fund	479,581	12,872	—	12,872
2035 Moderate Fund	74,615	2,201	—	2,201
2045 Moderate Fund	64,863	2,202	—	2,202

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2005, the following Funds had available for Federal income tax purposes unused capital losses as follows:

	December 31
	2008	2009	2010	2011	2012	2013
Balanced Fund	$5,751,560	—	—	—	—	—
Equity Fund	10,385,728	—	$42,546,430	$5,637,907	—	—
International Equity Fund	—	$1,727,124	7,076,246	—	—	—
Short-Term Investment Fund	—	—	—	—	$586	$1,230
Small Cap Growth Fund	—	7,581,990	9,619,277	—	—	—

For additional information regarding the accounting policies of the Wilshire Variable Insurance Trust, refer to the most recent financial statements on the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilshire Variable Insurance Trust

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)

Date 10/30/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)

Date 10/30/06

By (Signature and Title)*	/s/ Scott Boroczi
Scott Boroczi, Treasurer (principal financial officer)

Date 10/30/06

*	Print the name and title of each signing officer under his or her signature.